UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.2%

AUTOMOBILES & COMPONENTS - 1.2%
1,581		Allison Transmission Holdings, Inc	$40
3,241	*	American Axle & Manufacturing Holdings, Inc	64
5,331		BorgWarner, Inc	541
2,813		Cooper Tire & Rubber Co	87
6,736		Dana Holding Corp	154
14,334		Delphi Automotive plc	837
1,160		Dorman Products, Inc	58
1,013		Drew Industries, Inc	46
590	*	Federal Mogul Corp (Class A)	10
175,462		Ford Motor Co	2,960
520	*	Fox Factory Holding Corp	10
735	*	Fuel Systems Solutions, Inc	14
37,906	*	General Motors Co	1,364
6,807		Gentex Corp	174
1,535	*	Gentherm, Inc	29
11,265	*	Goodyear Tire & Rubber Co	253
10,257		Harley-Davidson, Inc	659
31,173		Johnson Controls, Inc	1,294
4,131		Lear Corp	296
2,342	*	Modine Manufacturing Co	34
323		Remy International, Inc	7
1,983		Spartan Motors, Inc	12
909		Standard Motor Products, Inc	29
1,336	*	Stoneridge, Inc	14
1,205		Superior Industries International, Inc	22
2,780	*	Tenneco, Inc	140
3,822	*,e	Tesla Motors, Inc	739
2,018		Thor Industries, Inc	117
312	*	Tower International, Inc	6
4,872	*	TRW Automotive Holdings Corp	347
2,234	*	Visteon Corp	169
1,327	*	Winnebago Industries, Inc	34

		TOTAL AUTOMOBILES & COMPONENTS	10,560

BANKS - 3.4%
810		1st Source Corp	22
1,172		1st United Bancorp, Inc	9
351		Access National Corp	5
374		American National Bankshares, Inc	9
1,244	*	Ameris Bancorp	23
387		Ames National Corp	9
1,475		Apollo Residential Mortgage	22
598	e	Arrow Financial Corp	15
7,538		Associated Banc-Corp	117
4,208		Astoria Financial Corp	52
412	e	Banc of California, Inc	6
333		Bancfirst Corp	18
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	38
4,426		Bancorpsouth, Inc	88
2,688		Bank Mutual Corp	17
2,053		Bank of Hawaii Corp	112
291		Bank of Kentucky Financial Corp	8
288		Bank of Marin Bancorp	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,102		Bank of the Ozarks, Inc	$53
1,044		BankFinancial Corp	9
1,770		BankUnited	55
824		Banner Corp	31
194		Bar Harbor Bankshares	7
31,879		BB&T Corp	1,076
3,505		BBCN Bancorp, Inc	48
316	*	BBX Capital Corp	5
270	*	Beneficial Mutual Bancorp, Inc	3
1,072		Berkshire Hills Bancorp, Inc	27
812	e	BNC Bancorp	11
559	*	BofI Holding, Inc	36
1,207		BOK Financial Corp	76
3,543		Boston Private Financial Holdings, Inc	39
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	8
3,533		Brookline Bancorp, Inc	33
630		Bryn Mawr Bank Corp	17
159		C&F Financial Corp	8
460		Camden National Corp	19
1,121	*	Capital Bank Financial Corp	25
831	*	Capital City Bank Group, Inc	10
8,943		CapitalSource, Inc	106
7,090		Capitol Federal Financial	88
1,503		Cardinal Financial Corp	25
3,338		Cathay General Bancorp	78
645		Center Bancorp, Inc	9
1,148		Centerstate Banks of Florida, Inc	11
987		Central Pacific Financial Corp	17
152		Century Bancorp, Inc	5
1,050		Charter Financial Corp	11
1,616		Chemical Financial Corp	45
168		Chemung Financial Corp	6
9,210	*	CIT Group, Inc	449
533		Citizens & Northern Corp	11
726	e	City Holding Co	31
2,136		City National Corp	142
875		Clifton Savings Bancorp, Inc	11
498		CNB Financial Corp	8
1,740		CoBiz, Inc	17
2,091		Columbia Banking System, Inc	52
8,538		Comerica, Inc	336
3,451		Commerce Bancshares, Inc	151
1,740		Community Bank System, Inc	59
1,003		Community Trust Bancorp, Inc	41
449	*	CommunityOne Bancorp	4
411	*	CU Bancorp	7
2,388	e	Cullen/Frost Bankers, Inc	168
914	*,e	Customers Bancorp, Inc	15
4,428		CVB Financial Corp	60
1,609		Dime Community Bancshares	27
313	*	Doral Financial Corp	6
946	*	Eagle Bancorp, Inc	27
6,966		East West Bancorp, Inc	223
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	14
670		ESB Financial Corp	9
1,035		ESSA Bancorp, Inc	11
3,701		EverBank Financial Corp	55
324	*	Farmers Capital Bank Corp	7
384		Federal Agricultural Mortgage Corp (Class C)	13
467		Fidelity Southern Corp	7
40,056		Fifth Third Bancorp	723

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

664		Financial Institutions, Inc	$14
720		First Bancorp (NC)	10
1,458	*,e	First Bancorp (Puerto Rico)	8
498		First Bancorp, Inc	8
3,831		First Busey Corp	20
345		First Citizens Bancshares, Inc (Class A)	71
4,700		First Commonwealth Financial Corp	36
680		First Community Bancshares, Inc	11
886		First Connecticut Bancorp	13
510		First Defiance Financial Corp	12
2,653		First Financial Bancorp	40
1,438	e	First Financial Bankshares, Inc	85
590		First Financial Corp	19
1,104		First Financial Holdings, Inc	61
814		First Financial Northwest, Inc	8
11,036		First Horizon National Corp	121
654		First Interstate Bancsystem, Inc	16
1,238		First Merchants Corp	21
3,929		First Midwest Bancorp, Inc	59
193	*	First NBC Bank Holding Co	5
15,757		First Niagara Financial Group, Inc	163
288		First of Long Island Corp	11
4,299		First Republic Bank	200
2,760	*,e	First Security Group, Inc	6
8,203		FirstMerit Corp	178
890	*	Flagstar Bancorp, Inc	13
1,645		Flushing Financial Corp	30
6,390		FNB Corp	78
752		Fox Chase Bancorp, Inc	13
689		Franklin Financial Corp	13
10,086		Fulton Financial Corp	118
602		German American Bancorp, Inc	15
3,468		Glacier Bancorp, Inc	86
500		Great Southern Bancorp, Inc	14
710		Guaranty Bancorp	10
3,896		Hancock Holding Co	122
1,525		Hanmi Financial Corp	25
928		Heartland Financial USA, Inc	26
1,007		Heritage Commerce Corp	8
534		Heritage Financial Corp	8
917	*	Heritage Oaks Bancorp	6
52		Hingham Institution for Savings	4
343	*	Home Bancorp, Inc	6
2,256		Home Bancshares, Inc	69
821		Home Federal Bancorp, Inc	10
2,326		Home Loan Servicing Solutions Ltd	51
444		HomeStreet, Inc	9
980	*	HomeTrust Bancshares, Inc	16
259		Horizon Bancorp	6
23,813		Hudson City Bancorp, Inc	215
754		Hudson Valley Holding Corp	14
38,444		Huntington Bancshares, Inc	318
1,370		IBERIABANK Corp	71
1,031		Independent Bank Corp	37
187		Independent Bank Group, Inc	7
2,385		International Bancshares Corp	52
859	*	Intervest Bancshares Corp	7
2,538		Investors Bancorp, Inc	56
1,441	*	Kearny Financial Corp	15
44,469		Keycorp	507
1,129		Lakeland Bancorp, Inc	13
734		Lakeland Financial Corp	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,743	e	M&T Bank Corp	$643
1,090	*	Macatawa Bank Corp	6
731		MainSource Financial Group, Inc	11
2,798		MB Financial, Inc	79
410		Mercantile Bank Corp	9
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	5
241		Meta Financial Group, Inc	9
759		MetroCorp Bancshares, Inc	10
14,797	*	MGIC Investment Corp	108
259		Middleburg Financial Corp	5
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	9
190	*	NASB Financial, Inc	5
2,387		National Bank Holdings Corp	49
357		National Bankshares, Inc	13
6,208		National Penn Bancshares, Inc	62
928	*,e	Nationstar Mortgage Holdings, Inc	52
1,992		NBT Bancorp, Inc	46
20,180	e	New York Community Bancorp, Inc	305
1,173	*	NewBridge Bancorp	9
2,646		Northfield Bancorp, Inc	32
302		Northrim BanCorp, Inc	7
4,319		Northwest Bancshares, Inc	57
741		OceanFirst Financial Corp	13
4,732	*	Ocwen Financial Corp	264
2,272		OFG Bancorp	37
3,801		Old National Bancorp	54
700	*	OmniAmerican Bancorp, Inc	17
2,090		Oritani Financial Corp	34
991		Pacific Continental Corp	13
726	*	Pacific Premier Bancorp, Inc	10
1,796	e	PacWest Bancorp	62
529	e	Park National Corp	42
1,481		Park Sterling Bank	9
420		Peapack Gladstone Financial Corp	8
221		Penns Woods Bancorp, Inc	11
720	*	Pennsylvania Commerce Bancorp, Inc	15
575	*	PennyMac Financial Services, Inc	11
595		Peoples Bancorp, Inc	12
14,730		People’s United Financial, Inc	212
1,766	*	Pinnacle Financial Partners, Inc	53
23,940		PNC Financial Services Group, Inc	1,734
4,451	*	Popular, Inc	117
564	*	Preferred Bank	10
3,026		PrivateBancorp, Inc	65
2,068		Prosperity Bancshares, Inc	128
446		Provident Financial Holdings, Inc	7
2,748		Provident Financial Services, Inc	45
2,753	e	Provident New York Bancorp	30
7,892	e	Radian Group, Inc	110
64,704		Regions Financial Corp	599
1,263		Renasant Corp	34
612		Republic Bancorp, Inc (Class A)	17
1,513		Rockville Financial, Inc	20
629		Roma Financial Corp	12
1,211		S&T Bancorp, Inc	29
615		S.Y. Bancorp, Inc	17
1,250		Sandy Spring Bancorp, Inc	29
3,679	*	Seacoast Banking Corp of Florida	8
370		Sierra Bancorp	6
2,150	*	Signature Bank	197

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

905		Simmons First National Corp (Class A)	$28
962	e	Southside Bancshares, Inc	26
740	*	Southwest Bancorp, Inc	11
1,614		State Bank & Trust Co	26
1,347		StellarOne Corp	30
1,199		Sterling Bancorp	16
1,571		Sterling Financial Corp	45
513	*	Suffolk Bancorp	9
1,927	*	Sun Bancorp, Inc	7
24,727		SunTrust Banks, Inc	802
8,530		Susquehanna Bancshares, Inc	107
2,032	*	SVB Financial Group	175
36,305		Synovus Financial Corp	120
607	*	Taylor Capital Group, Inc	13
7,501		TCF Financial Corp	107
700		Territorial Bancorp, Inc	15
1,877	*	Texas Capital Bancshares, Inc	86
3,624	*	TFS Financial Corp	43
1,514	*	The Bancorp, Inc	27
429		Tompkins Trustco, Inc	20
1,255	e	TowneBank	18
286		Tree.com, Inc	7
726		Trico Bancshares	17
307	*	Tristate Capital Holdings, Inc	4
5,202		Trustco Bank Corp NY	31
3,090		Trustmark Corp	79
1,489		UMB Financial Corp	81
5,809	e	Umpqua Holdings Corp	94
814	e	Union Bankshares Corp	19
2,414	e	United Bankshares, Inc	70
2,012	*	United Community Banks, Inc	30
1,829	*	United Community Financial Corp	7
1,056		United Financial Bancorp, Inc	17
792		Univest Corp of Pennsylvania	15
84,704		US Bancorp	3,098
9,153	e	Valley National Bancorp	91
1,734		ViewPoint Financial Group	36
1,010	*	Virginia Commerce Bancorp	16
568	*	Walker & Dunlop, Inc	9
835		Washington Banking Co	12
4,778		Washington Federal, Inc	99
881		Washington Trust Bancorp, Inc	28
4,133		Webster Financial Corp	106
221,085		Wells Fargo & Co	9,135
1,213		WesBanco, Inc	36
746		West Bancorporation, Inc	10
976	e	Westamerica Bancorporation	49
3,370	*	Western Alliance Bancorp	64
1,313		Westfield Financial, Inc	9
2,922		Wilshire Bancorp, Inc	24
1,704		Wintrust Financial Corp	70
320		WSFS Financial Corp	19
662	*	Yadkin Financial Corp	11
8,430		Zions Bancorporation	231

		TOTAL BANKS	29,554

CAPITAL GOODS - 8.4%
31,355		3M Co	3,744
3,590		A.O. Smith Corp	162
1,276		Aaon, Inc	34
1,829		AAR Corp	50
2,045	*	Accuride Corp	10
1,483		Aceto Corp	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,339		Actuant Corp (Class A)	$130
1,964		Acuity Brands, Inc	181
4,649	*	Aecom Technology Corp	145
1,808	*	Aegion Corp	43
831	*	Aerovironment, Inc	19
4,488		AGCO Corp	271
3,284		Air Lease Corp	91
2,801		Aircastle Ltd	49
374		Alamo Group, Inc	18
1,351		Albany International Corp (Class A)	48
1,338		Alliant Techsystems, Inc	131
1,234		Altra Holdings, Inc	33
909	*	Ameresco, Inc	9
440	e	American Railcar Industries, Inc	17
373		American Science & Engineering, Inc	22
2,155	*,e	American Superconductor Corp	5
475	*	American Woodmark Corp	16
11,155		Ametek, Inc	513
475		Ampco-Pittsburgh Corp	9
1,541	*	API Technologies Corp	5
1,353		Apogee Enterprises, Inc	40
1,924		Applied Industrial Technologies, Inc	99
420		Argan, Inc	9
1,172		Armstrong World Industries, Inc	64
4,418	*	ArvinMeritor, Inc	35
729		Astec Industries, Inc	26
525	*	Astronics Corp	26
1,446		AZZ, Inc	61
5,143		Babcock & Wilcox Co	173
2,453		Barnes Group, Inc	86
4,584	*	BE Aerospace, Inc	338
2,092	*	Beacon Roofing Supply, Inc	77
2,508	*	Blount International, Inc	30
1,497	*	Bluelinx Holdings, Inc	3
34,460		Boeing Co	4,049
2,120		Brady Corp (Class A)	65
2,200		Briggs & Stratton Corp	44
2,524	*	Builders FirstSource, Inc	15
793	*	CAI International, Inc	18
12,740	*,e	Capstone Turbine Corp	15
2,910		Carlisle Cos, Inc	205
30,053		Caterpillar, Inc	2,506
1,390	*	Chart Industries, Inc	171
4,600		Chicago Bridge & Iron Co NV	312
839		CIRCOR International, Inc	52
2,273		Clarcor, Inc	126
428		Coleman Cable, Inc	9
3,640	*	Colfax Corp	206
1,162	*	Columbus McKinnon Corp	28
1,853		Comfort Systems USA, Inc	31
1,268	*	Commercial Vehicle Group, Inc	10
2,220		Crane Co	137
916		Cubic Corp	49
8,690		Cummins, Inc	1,155
2,140		Curtiss-Wright Corp	100
26,842		Danaher Corp	1,861
17,505		Deere & Co	1,425
3,419	*	DigitalGlobe, Inc	108
6,818		Donaldson Co, Inc	260
932		Douglas Dynamics, Inc	14
7,806		Dover Corp	701
485	*	Ducommun, Inc	14
430	*	DXP Enterprises, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,512	*	Dycom Industries, Inc	$42
757		Dynamic Materials Corp	18
21,462		Eaton Corp	1,477
758	*	Edgen Group, Inc	6
2,978		EMCOR Group, Inc	117
32,531		Emerson Electric Co	2,105
840		Encore Wire Corp	33
1,511	*	Energy Recovery, Inc	11
2,205		EnerSys	134
788	*	Engility Holdings, Inc	25
711	*,e	Enphase Energy, Inc	6
908	*	EnPro Industries, Inc	55
1,380		ESCO Technologies, Inc	46
1,554	*	Esterline Technologies Corp	124
9,057		Exelis, Inc	142
13,451		Fastenal Co	676
3,085	*	Federal Signal Corp	40
2,307	*	Flow International Corp	9
6,553		Flowserve Corp	409
7,463		Fluor Corp	530
7,322		Fortune Brands Home & Security, Inc	305
2,155		Franklin Electric Co, Inc	85
635		Freightcar America, Inc	13
7,600	*,e	FuelCell Energy, Inc	10
2,145	*	Furmanite Corp	21
2,148		GATX Corp	102
2,932	*,e	GenCorp, Inc	47
2,206		Generac Holdings, Inc	94
2,068		General Cable Corp	66
13,677		General Dynamics Corp	1,197
473,472		General Electric Co	11,311
1,594	*	Gibraltar Industries, Inc	23
809		Global Power Equipment Group, Inc	16
795		Gorman-Rupp Co	32
2,811		Graco, Inc	208
4,898	*,e	GrafTech International Ltd	41
470		Graham Corp	17
1,832		Granite Construction, Inc	56
3,079		Great Lakes Dredge & Dock Corp	23
1,109	*	Greenbrier Cos, Inc	27
2,067		Griffon Corp	26
1,293		H&E Equipment Services, Inc	34
534		Hardinge, Inc	8
3,933		Harsco Corp	98
3,190	*	HD Supply Holdings, Inc	70
2,422		Heico Corp	164
4,837	*	Hexcel Corp	188
35,702		Honeywell International, Inc	2,965
800		Houston Wire & Cable Co	11
2,715		Hubbell, Inc (Class B)	284
2,459		Huntington Ingalls	166
316		Hurco Cos, Inc	8
481		Hyster-Yale Materials Handling, Inc	43
3,746		IDEX Corp	244
2,585	*	II-VI, Inc	49
17,005		Illinois Tool Works, Inc	1,297
13,684		Ingersoll-Rand plc	889
916		Insteel Industries, Inc	15
4,120		ITT Corp	148
6,034	*	Jacobs Engineering Group, Inc	351
1,308		John Bean Technologies Corp	33
4,866		Joy Global, Inc	248
386		Kadant, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,238		Kaman Corp	$47
1,480		Kaydon Corp	53
6,842		KBR, Inc	223
3,598		Kennametal, Inc	164
1,479	*,e	KEYW Holding Corp	20
1,860	*	Kratos Defense & Security Solutions, Inc	15
4,021		L-3 Communications Holdings, Inc	380
990	*	Layne Christensen Co	20
464		LB Foster Co (Class A)	21
2,308		Lennox International, Inc	174
3,889		Lincoln Electric Holdings, Inc	259
623		Lindsay Manufacturing Co	51
533	*	LMI Aerospace, Inc	7
11,891		Lockheed Martin Corp	1,517
1,293		LSI Industries, Inc	11
853	*	Lydall, Inc	15
6,133		Manitowoc Co, Inc	120
16,328		Masco Corp	347
2,813	*	Mastec, Inc	85
445		Michael Baker Corp	18
947	*	Middleby Corp	198
614		Miller Industries, Inc	10
1,850	*	Moog, Inc (Class A)	109
3,441	*	MRC Global, Inc	92
2,169		MSC Industrial Direct Co (Class A)	176
1,284		Mueller Industries, Inc	71
7,534		Mueller Water Products, Inc (Class A)	60
881	*	MYR Group, Inc	21
206	e	National Presto Industries, Inc	14
2,730	*,e	Navistar International Corp	100
926	*	NCI Building Systems, Inc	12
822		NN, Inc	13
2,935		Nordson Corp	216
383	*	Nortek, Inc	26
10,767		Northrop Grumman Corp	1,026
435	*	Northwest Pipe Co	14
2,760	*	Orbital Sciences Corp	58
1,499	*	Orion Marine Group, Inc	16
4,025	*	Oshkosh Truck Corp	197
5,451	*	Owens Corning, Inc	207
15,835		Paccar, Inc	881
5,093		Pall Corp	392
6,831		Parker Hannifin Corp	743
205	*	Patrick Industries, Inc	6
9,355		Pentair Ltd	608
1,399	*	Perini Corp	30
1,472	*	Pgt, Inc	15
1,025		Pike Electric Corp	12
738	*	Ply Gem Holdings, Inc	10
762	*	PMFG, Inc	6
2,131	*,e	Polypore International, Inc	87
458	*	Powell Industries, Inc	28
751	*	PowerSecure International, Inc	12
6,600		Precision Castparts Corp	1,500
96		Preformed Line Products Co	7
1,410		Primoris Services Corp	36
776	*,e	Proto Labs, Inc	59
1,720		Quanex Building Products Corp	32
9,586	*	Quanta Services, Inc	264
1,726		Raven Industries, Inc	56
14,593		Raytheon Co	1,125
1,025	*	RBC Bearings, Inc	68
1,981		Regal-Beloit Corp	135

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,359	*,e	Revolution Lighting Technologies, Inc	$3
1,385	*	Rexnord Corp	29
6,397		Rockwell Automation, Inc	684
6,212		Rockwell Collins, Inc	422
4,430		Roper Industries, Inc	589
1,703	*	Rush Enterprises, Inc (Class A)	45
1,742		Simpson Manufacturing Co, Inc	57
2,633		Snap-On, Inc	262
988	*	SolarCity Corp	34
460	*	Sparton Corp	12
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	136
2,145		SPX Corp	182
616		Standex International Corp	37
7,430		Stanley Works	673
701	*	Sterling Construction Co, Inc	6
1,027		Sun Hydraulics Corp	37
1,327	e	TAL International Group, Inc	62
1,988	*	Taser International, Inc	30
346	*	Tecumseh Products Co (Class A)	3
1,716	*	Teledyne Technologies, Inc	146
851		Tennant Co	53
5,365	*	Terex Corp	180
967	e	Textainer Group Holdings Ltd	37
12,735		Textron, Inc	352
262	*,e	The ExOne Company	11
728	*	Thermon Group Holdings	17
3,958		Timken Co	239
2,439	e	Titan International, Inc	36
784	*,e	Titan Machinery, Inc	13
2,682		Toro Co	146
2,397		TransDigm Group, Inc	332
714	*	Trex Co, Inc	35
1,827	*	Trimas Corp	68
3,579		Trinity Industries, Inc	162
2,423		Triumph Group, Inc	170
370		Twin Disc, Inc	10
4,317	*,e	United Rentals, Inc	252
41,794		United Technologies Corp	4,506
979		Universal Forest Products, Inc	41
3,259		URS Corp	175
3,497	*,e	USG Corp	100
1,217		Valmont Industries, Inc	169
1,023	*	Vicor Corp	8
2,705		W.W. Grainger, Inc	708
3,136	*	Wabash National Corp	37
2,676	*	WABCO Holdings, Inc	225
1,168		Watsco, Inc	110
1,120		Watts Water Technologies, Inc (Class A)	63
2,122	*	WESCO International, Inc	162
4,484		Westinghouse Air Brake Technologies Corp	282
3,144		Woodward Governor Co	128
502	*	Xerium Technologies, Inc	6
8,479		Xylem, Inc	237

		TOTAL CAPITAL GOODS	72,430

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	69
2,247		Acacia Research (Acacia Technologies)	52
5,555	*	ACCO Brands Corp	37
828		Acorn Energy, Inc	5
1,016		Administaff, Inc	38
10,016		ADT Corp	407

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,661	*	Advisory Board Co	$99
928		American Ecology Corp	28
2,166	*	ARC Document Solutions, Inc	10
383		Barrett Business Services, Inc	26
2,034		Brink’s Co	58
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,526	*	CBIZ, Inc	19
669		CDI Corp	10
461		Ceco Environmental Corp	7
3,345	*	Cenveo, Inc	10
4,681		Cintas Corp	240
2,765	*	Clean Harbors, Inc	162
334	*	Consolidated Graphics, Inc	19
5,437	*,e	Coolbrands International, Inc	3
5,046	*	Copart, Inc	160
1,551		Corporate Executive Board Co	113
5,298		Corrections Corp of America	183
508	*	Costa, Inc	10
594		Courier Corp	9
4,991	e	Covanta Holding Corp	107
555	*	CRA International, Inc	10
2,340		Deluxe Corp	97
1,900		Dun & Bradstreet Corp	197
1,037	*	EnerNOC, Inc	16
1,357		Ennis, Inc	24
5,519		Equifax, Inc	330
641		Exponent, Inc	46
419	*	Franklin Covey Co	8
2,013	*	FTI Consulting, Inc	76
916		G & K Services, Inc (Class A)	55
3,325		Geo Group, Inc	111
645	*	GP Strategies Corp	17
3,373		Healthcare Services Group	87
943		Heidrick & Struggles International, Inc	18
218	*	Heritage-Crystal Clean, Inc	4
2,682		Herman Miller, Inc	78
2,154		HNI Corp	78
1,154	*	Huron Consulting Group, Inc	61
892	*	ICF International, Inc	32
7,377	*	ICO Global Communications Holdings Ltd	14
3,014	*	IHS, Inc (Class A)	344
1,756	*	Innerworkings, Inc	17
2,666		Interface, Inc	53
462		Intersections, Inc	4
7,789		Iron Mountain, Inc	210
3,363		KAR Auction Services, Inc	95
1,394		Kelly Services, Inc (Class A)	27
1,380		Kforce, Inc	24
1,737		Kimball International, Inc (Class B)	19
2,203		Knoll, Inc	37
2,239	*	Korn/Ferry International	48
3,533		Manpower, Inc	257
1,316		McGrath RentCorp	47
1,290		Mine Safety Appliances Co	67
757	*	Mistras Group, Inc	13
1,712	*	Mobile Mini, Inc	58
514		Multi-Color Corp	17
79	*	National Technical Systems, Inc	2
1,783	*	Navigant Consulting, Inc	28
9,711		Nielsen Holdings NV	354
563		NL Industries, Inc	6
3,322	*,e	Odyssey Marine Exploration, Inc	10
2,101	*	On Assignment, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

931	*	Performant Financial Corp	$10
9,167	e	Pitney Bowes, Inc	167
891		Quad	27
8,306		R.R. Donnelley & Sons Co	131
12,521		Republic Services, Inc	418
1,664		Resources Connection, Inc	23
6,518		Robert Half International, Inc	254
2,327		Rollins, Inc	62
1,472	*	RPX Corp	26
585		Schawk, Inc (Class A)	9
672	*	Standard Parking Corp	18
3,734		Steelcase, Inc (Class A)	62
3,954	*	Stericycle, Inc	456
946	*	Team, Inc	38
3,077	*	Tetra Tech, Inc	80
648		TMS International Corp	11
2,980		Towers Watson & Co	319
896	*	TRC Cos, Inc	7
1,954	*	TrueBlue, Inc	47
664		Unifirst Corp	69
1,860		United Stationers, Inc	81
6,929	*	Verisk Analytics, Inc	450
1,084		Viad Corp	27
205		VSE Corp	10
1,134	*	WageWorks, Inc	57
5,657		Waste Connections, Inc	257
21,392		Waste Management, Inc	882
921		West Corp	20

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,072

CONSUMER DURABLES & APPAREL - 1.6%
653		Arctic Cat, Inc	37
562		Bassett Furniture Industries, Inc	9
970	*,e	Beazer Homes USA, Inc	17
499	e	Blyth, Inc	7
4,339		Brunswick Corp	173
3,430		Callaway Golf Co	24
2,448		Carter’s, Inc	186
379	*	Cavco Industries, Inc	22
715	*	Clarus Corp	9
12,872		Coach, Inc	702
562	e	Columbia Sportswear Co	34
4,050	*	CROCS, Inc	55
269		CSS Industries, Inc	6
222		Culp, Inc	4
1,570	*,e	Deckers Outdoor Corp	103
12,912		DR Horton, Inc	251
1,299	e	Ethan Allen Interiors, Inc	36
462	*	EveryWare Global, Inc	5
5,284	*	Fifth & Pacific Cos, Inc	133
59		Flexsteel Industries, Inc	1
2,354	*	Fossil Group, Inc	274
5,292	*,e	Garmin Ltd	239
811	*	G-III Apparel Group Ltd	44
4,488		Hanesbrands, Inc	280
3,112		Harman International Industries, Inc	206
5,210	e	Hasbro, Inc	246
1,486	*	Helen of Troy Ltd	66
500		Hooker Furniture Corp	7
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	25
2,610	*	Iconix Brand Group, Inc	87
1,204	*	iRobot Corp	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

816	e	Jakks Pacific, Inc	$4
5,152	*	Jarden Corp	249
232	*	Johnson Outdoors, Inc	6
4,415		Jones Apparel Group, Inc	66
3,831	e	KB Home	69
2,552		La-Z-Boy, Inc	58
2,910	*,e	Leapfrog Enterprises, Inc	27
6,635		Leggett & Platt, Inc	200
7,572	e	Lennar Corp (Class A)	268
847	*	Libbey, Inc	20
362		Lifetime Brands, Inc	6
862	*	M/I Homes, Inc	18
1,202	*	Maidenform Brands, Inc	28
441		Marine Products Corp	4
15,817		Mattel, Inc	662
1,887		MDC Holdings, Inc	57
1,657	*	Meritage Homes Corp	71
9,194	*	Michael Kors Holdings Ltd	685
2,729	*	Mohawk Industries, Inc	355
817		Movado Group, Inc	36
271		Nacco Industries, Inc (Class A)	15
1,389	*	Nautilus, Inc	10
13,250		Newell Rubbermaid, Inc	364
32,070		Nike, Inc (Class B)	2,330
233	*	NVR, Inc	214
621		Oxford Industries, Inc	42
546		Perry Ellis International, Inc	10
3,714		Phillips-Van Heusen Corp	441
3,100		Polaris Industries, Inc	400
2,133		Pool Corp	120
17,365		Pulte Homes, Inc	287
6,076	*	Quiksilver, Inc	43
2,749		Ralph Lauren Corp	453
444		RG Barry Corp	8
2,334		Ryland Group, Inc	95
1,898	*	Skechers U.S.A., Inc (Class A)	59
796	*	Skullcandy, Inc	5
2,979	*,e	Smith & Wesson Holding Corp	33
6,786	*	Standard-Pacific Corp	54
1,788	*	Steven Madden Ltd	96
887	e	Sturm Ruger & Co, Inc	56
995	*	Taylor Morrison Home Corp	23
2,758	*	Tempur-Pedic International, Inc	121
7,450	*	Toll Brothers, Inc	242
650	*	TRI Pointe Homes, Inc	10
2,191	*	Tumi Holdings, Inc	44
2,427		Tupperware Corp	210
3,832	*,e	Under Armour, Inc (Class A)	304
700	*	Unifi, Inc	16
787	*	Universal Electronics, Inc	28
1,001	*,e	Vera Bradley, Inc	21
4,012		VF Corp	799
378		Weyco Group, Inc	11
3,614		Whirlpool Corp	529
638	*	William Lyon Homes, Inc	13
2,302		Wolverine World Wide, Inc	134
1,005	*,e	Zagg, Inc	5

		TOTAL CONSUMER DURABLES & APPAREL	13,867

CONSUMER SERVICES - 2.2%
1,093	*	AFC Enterprises	48
812	*	American Public Education, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,416	*	Apollo Group, Inc (Class A)	$92
692	*	Ascent Media Corp (Series A)	56
1,860	*	Bally Technologies, Inc	134
1,195	*	BJ’s Restaurants, Inc	34
2,531	*	Bloomin’ Brands, Inc	60
1,276		Bob Evans Farms, Inc	73
2,708	*	Boyd Gaming Corp	38
987	*	Bravo Brio Restaurant Group, Inc	15
910	*	Bridgepoint Education, Inc	16
512	*	Bright Horizons Family Solutions	18
3,240		Brinker International, Inc	131
859	*	Buffalo Wild Wings, Inc	96
3,570	e	Burger King Worldwide, Inc	70
1,990	*,e	Caesars Entertainment Corp	39
428	*	Capella Education Co	24
3,103	*	Career Education Corp	9
18,999		Carnival Corp	620
741		Carriage Services, Inc	14
620	*	Carrols Restaurant Group, Inc	4
749		CBRL Group, Inc	77
1,153		CEC Entertainment, Inc	53
2,494		Cheesecake Factory	110
1,475	*	Chipotle Mexican Grill, Inc (Class A)	632
1,471	e	Choice Hotels International, Inc	64
533		Churchill Downs, Inc	46
751	*	Chuy’s Holdings, Inc	27
4,659	*,e	Corinthian Colleges, Inc	10
5,864		Darden Restaurants, Inc	271
550	*	Del Frisco’s Restaurant Group, Inc	11
4,746	*	Denny’s Corp	29
2,747	e	DeVry, Inc	84
690	*	Diamond Resorts International, Inc	13
740		DineEquity, Inc	51
495	*	Diversified Restaurant Holdings, Inc	3
2,824		Domino’s Pizza, Inc	192
4,115		Dunkin Brands Group, Inc	186
1,176	*,e	Education Management Corp	11
289		Einstein Noah Restaurant Group, Inc	5
694	*	Fiesta Restaurant Group, Inc	26
2,029	*	Grand Canyon Education, Inc	82
12,810		H&R Block, Inc	342
2,578		Hillenbrand, Inc	71
2,039	*	Hyatt Hotels Corp	88
309	*	Ignite Restaurant Group, Inc	5
11,921		International Game Technology	226
903		International Speedway Corp (Class A)	29
1,901		Interval Leisure Group, Inc	45
1,142	*	Isle of Capri Casinos, Inc	9
997	*,e	ITT Educational Services, Inc	31
2,033	*	Jack in the Box, Inc	81
649	*	Jamba, Inc	9
203	*	JTH Holding, Inc	4
1,265	*,e	K12, Inc	39
2,917	*	Krispy Kreme Doughnuts, Inc	56
17,532		Las Vegas Sands Corp	1,164
1,963	*	Life Time Fitness, Inc	101
2,787	*	LifeLock, Inc	41
870		Lincoln Educational Services Corp	4
977	*	Luby’s, Inc	7
638		Mac-Gray Corp	9
840		Marcus Corp	12
10,662		Marriott International, Inc (Class A)	448
1,390	*	Marriott Vacations Worldwide Corp	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,275		Matthews International Corp (Class A)	$49
45,905		McDonald’s Corp	4,416
17,994	*	MGM Mirage	368
388	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	9
1,276	*	Multimedia Games, Inc	44
1,315	*	Norwegian Cruise Line Holdings Ltd	41
4,377	*	Orient-Express Hotels Ltd (Class A)	57
1,294	*,e	Outerwall, Inc	65
1,258	*	Panera Bread Co (Class A)	199
717		Papa John’s International, Inc	50
3,077	*	Penn National Gaming, Inc	170
3,229	*	Pinnacle Entertainment, Inc	81
666	*	Red Robin Gourmet Burgers, Inc	47
2,200		Regis Corp	32
7,441		Royal Caribbean Cruises Ltd	285
3,070	*	Ruby Tuesday, Inc	23
1,588		Ruth’s Chris Steak House, Inc	19
2,868	*	Scientific Games Corp (Class A)	46
1,315		SeaWorld Entertainment, Inc	39
9,704		Service Corp International	181
2,802	*	SHFL Entertainment, Inc	64
3,014		Six Flags Entertainment Corp	102
2,451	*	Sonic Corp	44
3,133		Sotheby’s (Class A)	154
581		Speedway Motorsports, Inc	10
34,287		Starbucks Corp	2,639
8,903		Starwood Hotels & Resorts Worldwide, Inc	592
70	*	Steak N Shake Co	29
636	*	Steiner Leisure Ltd	37
3,389		Stewart Enterprises, Inc (Class A)	45
491	e	Strayer Education, Inc	20
2,872		Texas Roadhouse, Inc (Class A)	76
1,064		Town Sports International Holdings, Inc	14
1,028		Universal Technical Institute, Inc	12
1,645		Vail Resorts, Inc	114
1,296	e	Weight Watchers International, Inc	48
13,002		Wendy’s	110
2,067	*	WMS Industries, Inc	54
6,224		Wyndham Worldwide Corp	380
3,694		Wynn Resorts Ltd	584
20,593		Yum! Brands, Inc	1,470

		TOTAL CONSUMER SERVICES	19,313

DIVERSIFIED FINANCIALS - 6.4%
2,494	*	Affiliated Managers Group, Inc	455
14,861	*	American Capital Ltd	204
43,012		American Express Co	3,248
9,230		Ameriprise Financial, Inc	841
10,246		Apollo Investment Corp	84
10,764		Ares Capital Corp	186
584		Artisan Partners Asset Management, Inc	31
493,628		Bank of America Corp	6,812
52,417		Bank of New York Mellon Corp	1,582
4,832		BGC Partners, Inc (Class A)	27
3,423		BlackRock Kelso Capital Corp	32
5,864		BlackRock, Inc	1,587
1,288		Calamos Asset Management, Inc (Class A)	13
26,406		Capital One Financial Corp	1,815
588		Capital Southwest Corp	20
1,340		Cash America International, Inc	61
4,253		CBOE Holdings, Inc	192

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

49,849		Charles Schwab Corp	$1,054
138,450		Citigroup, Inc	6,716
14,510		CME Group, Inc	1,072
1,086	e	Cohen & Steers, Inc	38
594	*	Consumer Portfolio Services, Inc	4
5,330	*	Cowen Group, Inc	18
296	*	Credit Acceptance Corp	33
118		Diamond Hill Investment Group, Inc	13
22,456		Discover Financial Services	1,135
1,850	*	Dollar Financial Corp	20
13,858	*	E*Trade Financial Corp	229
5,610		Eaton Vance Corp	218
1,165	*,e	Encore Capital Group, Inc	53
1,394		Evercore Partners, Inc (Class A)	69
2,322	*	Ezcorp, Inc (Class A)	39
673	*	FBR & Co	18
4,555	e	Federated Investors, Inc (Class B)	124
451		Fidus Investment Corp	9
5,533	*	Fifth Street Finance Corp	57
2,248		Financial Engines, Inc	134
1,340	*	First Cash Financial Services, Inc	78
3,742	*	First Marblehead Corp	3
374	*	Firsthand Technology Value Fund, Inc	9
18,406		Franklin Resources, Inc	930
727		Friedman Billings Ramsey Group, Inc (Class A)	17
1,682	e	FXCM, Inc	33
349		GAMCO Investors, Inc (Class A)	26
271	e	Garrison Capital, Inc	4
3,928		GFI Group, Inc	16
1,256		Gladstone Capital Corp	11
1,326		Gladstone Investment Corp	9
20,993		Goldman Sachs Group, Inc	3,321
674	e	Golub Capital BDC, Inc	12
1,122	*	Green Dot Corp	30
1,492		Greenhill & Co, Inc	74
918	*,e	GSV Capital Corp	14
471		Hannon Armstrong Sustainable Infrastructure Capital, Inc	5
2,227	e	Hercules Technology Growth Capital, Inc	34
1,489		HFF, Inc (Class A)	37
369	e	Horizon Technology Finance Corp	5
820	*	Imperial Holdings, Inc	5
3,210		ING US, Inc	94
2,025		Interactive Brokers Group, Inc (Class A)	38
3,377	*	IntercontinentalExchange, Inc	613
675	*	International Assets Holding Corp	14
1,945	*	Internet Capital Group, Inc	28
20,338		Invesco Ltd	649
1,857	*	Investment Technology Group, Inc	29
24,448	e	iShares Russell 3000 Index Fund	2,473
8,680	e	Janus Capital Group, Inc	74
822		JMP Group, Inc	5
173,080		JPMorgan Chase & Co	8,947
1,010	e	KCAP Financial, Inc	9
1,997	*	KCG Holdings, Inc	17
5,033	*	Ladenburg Thalmann Financial Services, Inc	9
5,874		Lazard Ltd (Class A)	212
5,079	e	Legg Mason, Inc	170
13,559		Leucadia National Corp	369
2,588		LPL Financial Holdings, Inc	99
1,604		Main Street Capital Corp	48
671		Manning & Napier, Inc	11
1,771		MarketAxess Holdings, Inc	106
418		Marlin Business Services Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,668		MCG Capital Corp	$18
872		Medallion Financial Corp	13
594		Medley Capital Corp	8
8,910		Moody’s Corp	627
69,726		Morgan Stanley	1,879
5,496	*	MSCI, Inc (Class A)	221
1,094		MVC Capital, Inc	14
5,098		NASDAQ Stock Market, Inc	164
1,077		Nelnet, Inc (Class A)	41
581	e	New Mountain Finance Corp	8
959	*	NewStar Financial, Inc	18
1,181		NGP Capital Resources Co	9
489		Nicholas Financial, Inc	8
11,059		Northern Trust Corp	601
11,127		NYSE Euronext	467
448		Oppenheimer Holdings, Inc	8
455		PennantPark Floating Rate Capital Ltd	6
3,016		PennantPark Investment Corp	34
2,595	*,e	PHH Corp	62
1,198	*	Pico Holdings, Inc	26
935	*	Piper Jaffray Cos	32
2,496	*	Portfolio Recovery Associates, Inc	150
11,137	e	Prospect Capital Corp	125
5,235		Raymond James Financial, Inc	218
231	*	Regional Management Corp	7
606		Resource America, Inc (Class A)	5
1,299	*	Safeguard Scientifics, Inc	20
6,909		SEI Investments Co	214
20,350		SLM Corp	507
2,044		Solar Capital Ltd	45
375		Solar Senior Capital Ltd	7
20,568		State Street Corp	1,352
537	e	Stellus Capital Investment Corp	8
3,142	*	Stifel Financial Corp	130
1,726	*	SWS Group, Inc	10
11,878		T Rowe Price Group, Inc	854
1,198		TCP Capital Corp	19
10,647		TD Ameritrade Holding Corp	279
1,197		THL Credit, Inc	19
2,416	e	TICC Capital Corp	24
1,314		Triangle Capital Corp	39
265	*	Virtus Investment Partners, Inc	43
4,202		Waddell & Reed Financial, Inc (Class A)	216
1,683	*	Walter Investment Management Corp	67
322		Westwood Holdings Group, Inc	15
321	e	WhiteHorse Finance, Inc	5
4,611	*	WisdomTree Investments, Inc	54
501	*,e	World Acceptance Corp	45

		TOTAL DIVERSIFIED FINANCIALS	55,681

ENERGY - 9.5%
4,200	*,e	Abraxas Petroleum Corp	11
99		Adams Resources & Energy, Inc	5
783	e	Alon USA Energy, Inc	8
9,079	*	Alpha Natural Resources, Inc	54
885	*,e	Amyris Biotechnologies, Inc	2
22,694		Anadarko Petroleum Corp	2,110
17,940		Apache Corp	1,527
460	*	APCO Argentina, Inc	7
1,605	*,e	Approach Resources, Inc	42
9,903	e	Arch Coal, Inc	41
1,090	*	Athlon Energy, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,622	*	Atwood Oceanics, Inc	$144
20,227		Baker Hughes, Inc	993
1,205	*	Basic Energy Services, Inc	15
2,406		Berry Petroleum Co (Class A)	104
2,221	*,e	Bill Barrett Corp	56
411		Bolt Technology Corp	7
1,110	*	Bonanza Creek Energy, Inc	54
4,811	*,e	BPZ Energy, Inc	9
1,671		Bristow Group, Inc	122
2,159	*,e	C&J Energy Services, Inc	43
19,304		Cabot Oil & Gas Corp	720
4,578	*,e	Cal Dive International, Inc	9
1,294	*	Callon Petroleum Co	7
11,412	*	Cameron International Corp	666
905	e	CARBO Ceramics, Inc	90
1,963	*	Carrizo Oil & Gas, Inc	73
10,928	*	Cheniere Energy, Inc	373
26,550		Chesapeake Energy Corp	687
88,807		Chevron Corp	10,790
3,956		Cimarex Energy Co	381
36	*	Clayton Williams Energy, Inc	2
3,211	*,e	Clean Energy Fuels Corp	41
2,429	*	Cloud Peak Energy, Inc	36
12,599	*	Cobalt International Energy, Inc	313
2,095		Comstock Resources, Inc	33
4,798	*	Concho Resources, Inc	522
55,989		ConocoPhillips	3,892
10,477		Consol Energy, Inc	353
582		Contango Oil & Gas Co	21
1,956	*,e	Continental Resources, Inc	210
1,064	*	Crimson Exploration, Inc	3
2,304		Crosstex Energy, Inc	48
762		CVR Energy, Inc	29
378	*	Dawson Geophysical Co	12
1,604		Delek US Holdings, Inc	34
17,082	*	Denbury Resources, Inc	314
18,228	*	Devon Energy Corp	1,053
3,060		Diamond Offshore Drilling, Inc	191
810	*	Diamondback Energy, Inc	35
3,486	*	Dresser-Rand Group, Inc	218
1,850	*	Dril-Quip, Inc	212
1,677	*	Emerald Oil, Inc	12
1,867	*,e	Endeavour International Corp	10
3,245		Energen Corp	248
3,651		Energy XXI Bermuda Ltd	110
12,459		EOG Resources, Inc	2,109
1,505	*	EPL Oil & Gas, Inc	56
619		Equal Energy Ltd	3
6,817		Equitable Resources, Inc	605
891	*	Era Group, Inc	24
668	*	Evolution Petroleum Corp	8
5,972	e	EXCO Resources, Inc	40
2,632	*	Exterran Holdings, Inc	73
202,977	d	Exxon Mobil Corp	17,464
10,858	*	FMC Technologies, Inc	602
5,689	*,e	Forest Oil Corp	35
1,662	*	Forum Energy Technologies, Inc	45
1,860	*	Frank’s International NV	56
2,722	*,e	Frontline Ltd	7
2,612	*,e	FX Energy, Inc	9
1,114		GasLog Ltd	17
2,282	*	Gastar Exploration Ltd	9
626	*	Geospace Technologies Corp	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

933	*,e	Global Geophysical Services, Inc	$3
2,014	e	Golar LNG Ltd	76
1,342	*,e	Goodrich Petroleum Corp	33
827		Green Plains Renewable Energy, Inc	13
727		Gulf Island Fabrication, Inc	18
1,158		Gulfmark Offshore, Inc	59
3,550	*	Gulfport Energy Corp	228
9,527	*,e	Halcon Resources Corp	42
42,247		Halliburton Co	2,034
4,809	*	Helix Energy Solutions Group, Inc	122
4,343		Helmerich & Payne, Inc	299
6,596	*	Hercules Offshore, Inc	49
14,046		Hess Corp	1,086
9,293		Holly Corp	391
1,645	*	Hornbeck Offshore Services, Inc	94
6,522	*	ION Geophysical Corp	34
61	*	Isramco, Inc	8
6,174	*	Key Energy Services, Inc	45
30,324		Kinder Morgan, Inc	1,079
1,322	*,e	KiOR, Inc (Class A)	4
1,036		Knightsbridge Tankers Ltd	11
10,366	*	Kodiak Oil & Gas Corp	125
4,626	*	Kosmos Energy LLC	48
1,355	*,e	L&L Energy, Inc	2
1,792	*	Laredo Petroleum Holdings, Inc	53
7,113	*,e	Magnum Hunter Resources Corp	44
32,303		Marathon Oil Corp	1,127
14,913		Marathon Petroleum Corp	959
2,194	*	Matador Resources Co	36
1,193	*	Matrix Service Co	23
10,797	*	McDermott International, Inc	80
1,188	*,e	Midstates Petroleum Co, Inc	6
738	*	Miller Petroleum, Inc	5
507	*	Mitcham Industries, Inc	8
8,774		Murphy Oil Corp	529
13,473		Nabors Industries Ltd	216
19,267		National Oilwell Varco, Inc	1,505
561	*	Natural Gas Services Group, Inc	15
5,911	*	Newfield Exploration Co	162
3,910	*	Newpark Resources, Inc	49
16,419		Noble Energy, Inc	1,100
2,356	e	Nordic American Tanker Shipping	19
3,091	*,e	Northern Oil And Gas, Inc	45
6,458	*,e	Nuverra Environmental Solutions, Inc	15
4,276	*	Oasis Petroleum, Inc	210
36,894		Occidental Petroleum Corp	3,451
5,264		Oceaneering International, Inc	428
2,517	*	Oil States International, Inc	260
324		Panhandle Oil and Gas, Inc (Class A)	9
5,410	*	Parker Drilling Co	31
6,713		Patterson-UTI Energy, Inc	144
1,108	e	PBF Energy, Inc	25
1,390	*	PDC Energy, Inc	83
12,370		Peabody Energy Corp	213
2,491	*	Penn Virginia Corp	17
2,768	*	Petroquest Energy, Inc	11
620	*	PHI, Inc	23
28,400		Phillips 66	1,642
2,681	*	Pioneer Energy Services Corp	20
6,188		Pioneer Natural Resources Co	1,168
8,195		Questar Market Resources, Inc	227
5,806	*,e	Quicksilver Resources, Inc	11
7,467		Range Resources Corp	567

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

970	*	Renewable Energy Group, Inc	$15
3,121	*	Resolute Energy Corp	26
2,049	*	Rex Energy Corp	46
303	*	Rex Stores Corp	9
611	*	RigNet, Inc	22
2,586	*	Rosetta Resources, Inc	141
5,786	*	Rowan Cos plc	212
3,162	e	RPC, Inc	49
1,290	*,e	Sanchez Energy Corp	34
22,601	*,e	SandRidge Energy, Inc	132
60,461		Schlumberger Ltd	5,342
7,391		Scorpio Tankers, Inc	72
891		SEACOR Holdings, Inc	81
16,184	e	Seadrill Ltd	730
2,014		SemGroup Corp	115
2,365	e	Ship Finance International Ltd	36
2,191	*,e	Solazyme, Inc	24
16,101	*	Southwestern Energy Co	586
30,571		Spectra Energy Corp	1,046
2,953		St. Mary Land & Exploration Co	228
2,334	*	Stone Energy Corp	76
7,302	*	Superior Energy Services	183
2,133	*	Swift Energy Co	24
1,789	*	Synergy Resources Corp	17
1,406		Targa Resources Investments, Inc	103
1,746		Teekay Corp	75
2,124	e	Teekay Tankers Ltd (Class A)	6
1,600	*	Tesco Corp	27
6,251		Tesoro Corp	275
3,896	*	Tetra Technologies, Inc	49
732		TGC Industries, Inc	6
2,198		Tidewater, Inc	130
2,211	*	Triangle Petroleum Corp	22
7,062	*,e	Ultra Petroleum Corp	145
2,246	*	Unit Corp	104
2,636	*,e	Uranium Energy Corp	6
5,684	*,e	Ur-Energy, Inc	7
2,578	*	Vaalco Energy, Inc	14
25,020		Valero Energy Corp	854
9,477	*	Vantage Drilling Co	16
1,693		W&T Offshore, Inc	30
3,436	*	Warren Resources, Inc	10
2,492	e	Western Refining, Inc	75
510	*	Westmoreland Coal Co	7
5,396	*	Whiting Petroleum Corp	323
2,126	*	Willbros Group, Inc	20
31,596		Williams Cos, Inc	1,149
3,501		World Fuel Services Corp	131
9,159	*	WPX Energy, Inc	176
1,256	*,e	ZaZa Energy Corp	1

		TOTAL ENERGY	81,799

FOOD & STAPLES RETAILING - 2.0%
856		Andersons, Inc	60
66		Arden Group, Inc (Class A)	9
1,705		Casey’s General Stores, Inc	125
521	*	Chefs’ Warehouse Holdings, Inc	12
19,980		Costco Wholesale Corp	2,300
55,585		CVS Corp	3,154
715	*,e	Fairway Group Holdings Corp	18
1,879	*	Fresh Market, Inc	89
1,944		Harris Teeter Supermarkets, Inc	96

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

700		Ingles Markets, Inc (Class A)	$20
23,292		Kroger Co	940
656		Nash Finch Co	17
345	*,e	Natural Grocers by Vitamin C	14
1,214	*	Pantry, Inc	13
882		Pricesmart, Inc	84
33,174	*	Rite Aid Corp	158
1,140		Roundy’s, Inc	10
10,909		Safeway, Inc	349
1,022		Spartan Stores, Inc	23
760	*	Sprouts Farmers Market, Inc	34
9,250	*	Supervalu, Inc	76
831	*,e	Susser Holdings Corp	44
27,176		Sysco Corp	865
2,264	*	United Natural Foods, Inc	152
292		Village Super Market (Class A)	11
42,895		Walgreen Co	2,308
73,738		Wal-Mart Stores, Inc	5,453
145		Weis Markets, Inc	7
16,616		Whole Foods Market, Inc	972

		TOTAL FOOD & STAPLES RETAILING	17,413

FOOD, BEVERAGE & TOBACCO - 4.7%
136		Alico, Inc	6
3,943	*	Alliance One International, Inc	11
91,177		Altria Group, Inc	3,132
443	*,e	Annie’s, Inc	22
30,170		Archer Daniels Midland Co	1,111
2,348		B&G Foods, Inc (Class A)	81
7,363		Beam, Inc	476
387	*,e	Boston Beer Co, Inc (Class A)	95
2,588	*	Boulder Brands, Inc	42
6,911		Brown-Forman Corp (Class B)	471
6,740		Bunge Ltd	512
555	e	Calavo Growers, Inc	17
682		Cal-Maine Foods, Inc	33
8,041		Campbell Soup Co	327
2,584	*	Chiquita Brands International, Inc	33
263		Coca-Cola Bottling Co Consolidated	16
175,144		Coca-Cola Co	6,635
12,555		Coca-Cola Enterprises, Inc	505
19,097		ConAgra Foods, Inc	579
6,907	*	Constellation Brands, Inc (Class A)	396
5,403	*	Darling International, Inc	114
4,379	*	Dean Foods Co	85
1,154	*,e	Diamond Foods, Inc	27
2,337	*	Dole Food Co, Inc	32
9,345		Dr Pepper Snapple Group, Inc	419
288	*	Farmer Bros Co	4
7,843		Flowers Foods, Inc	168
1,850		Fresh Del Monte Produce, Inc	55
29,521		General Mills, Inc	1,415
6,766	*,e	Green Mountain Coffee Roasters, Inc	510
149		Griffin Land & Nurseries, Inc (Class A)	5
1,798	*	Hain Celestial Group, Inc	139
6,867		Hershey Co	635
5,722		Hillshire Brands Co	176
6,132		Hormel Foods Corp	258
3,512		Ingredion, Inc	232
599		J&J Snack Foods Corp	48
4,911		J.M. Smucker Co	516
368		John B. Sanfilippo & Son, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,570		Kellogg Co	$680
27,175		Kraft Foods Group, Inc	1,425
818		Lancaster Colony Corp	64
2,170		Lance, Inc	63
179	e	Lifeway Foods, Inc	2
443		Limoneira Co	11
17,289		Lorillard, Inc	774
5,953		McCormick & Co, Inc	385
9,276		Mead Johnson Nutrition Co	689
6,394		Molson Coors Brewing Co (Class B)	321
80,891		Mondelez International, Inc	2,542
6,076	*	Monster Beverage Corp	317
621		National Beverage Corp	11
996	*	Omega Protein Corp	10
70,367		PepsiCo, Inc	5,594
74,442		Philip Morris International, Inc	6,446
2,936	*	Pilgrim’s Pride Corp	49
1,527		Pinnacle Foods, Inc	40
1,328	*	Post Holdings, Inc	54
14,430		Reynolds American, Inc	704
1,050		Sanderson Farms, Inc	68
13		Seaboard Corp	36
365	*	Seneca Foods Corp	11
889	*	Synutra International, Inc	5
906	e	Tootsie Roll Industries, Inc	28
1,662	*	TreeHouse Foods, Inc	111
12,816		Tyson Foods, Inc (Class A)	362
1,067	e	Universal Corp	54
2,771	e	Vector Group Ltd	45
5,778	*,e	WhiteWave Foods Co (Class A)	115

		TOTAL FOOD, BEVERAGE & TOBACCO	40,363

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,018		Abaxis, Inc	43
70,663		Abbott Laboratories	2,345
1,811	*,e	Abiomed, Inc	35
1,625	*	Acadia Healthcare Co, Inc	64
2,682	*,e	Accretive Health, Inc	24
3,073	*,e	Accuray, Inc	23
255	*	Addus HomeCare Corp	7
17,322		Aetna, Inc	1,109
1,872	e	Air Methods Corp	80
3,481	*	Align Technology, Inc	167
253	*	Alliance HealthCare Services, Inc	7
8,310	*	Allscripts Healthcare Solutions, Inc	124
380		Almost Family, Inc	7
2,729	*	Alphatec Holdings, Inc	5
1,533	*	Amedisys, Inc	26
11,110		AmerisourceBergen Corp	679
2,008	*	AMN Healthcare Services, Inc	28
1,528	*	Amsurg Corp	61
558		Analogic Corp	46
1,310	*	Angiodynamics, Inc	17
566	*	Anika Therapeutics, Inc	14
5,177	*,e	Antares Pharma, Inc	21
1,336	*	Arthrocare Corp	48
1,737	*,e	athenahealth, Inc	189
716	*	AtriCure, Inc	8
86		Atrion Corp	22
3,851		Bard (C.R.), Inc	444
24,491		Baxter International, Inc	1,609
8,892		Becton Dickinson & Co	889

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,365	*,e	Biolase Technology, Inc	$3
1,119	*,e	Bio-Reference Labs, Inc	33
2,663	*	BioScrip, Inc	23
61,768	*	Boston Scientific Corp	725
4,539	*	Brookdale Senior Living, Inc	119
1,599		Cantel Medical Corp	51
1,396	*	Capital Senior Living Corp	30
15,651		Cardinal Health, Inc	816
977	*	Cardiovascular Systems, Inc	20
10,058	*	CareFusion Corp	371
9,620	*	Catamaran Corp	442
2,518	*	Centene Corp	161
13,588	*	Cerner Corp	714
3,181	*,e	Cerus Corp	21
859	e	Chemed Corp	61
671	*	Chindex International, Inc	11
13,063		Cigna Corp	1,004
4,283		Community Health Systems, Inc	178
590		Computer Programs & Systems, Inc	35
1,595		Conmed Corp	54
2,129		Cooper Cos, Inc	276
514	*	Corvel Corp	19
21,201		Covidien plc	1,292
1,273	*	Cross Country Healthcare, Inc	8
1,413		CryoLife, Inc	10
640	*	Cutera, Inc	6
1,243	*	Cyberonics, Inc	63
796	*	Cynosure, Inc (Class A)	18
8,432	*	DaVita, Inc	480
6,571		Dentsply International, Inc	285
611	*	Derma Sciences, Inc	8
3,382	*	DexCom, Inc	95
5,364	*	Edwards Lifesciences Corp	373
1,829	*	Emeritus Corp	34
2,887	*	Endologix, Inc	47
895		Ensign Group, Inc	37
1,860	*	Envision Healthcare Holdings, Inc	48
408	*	Exactech, Inc	8
1,376	*	ExamWorks Group, Inc	36
37,488	*	Express Scripts Holding Co	2,316
1,637	*	Five Star Quality Care, Inc	8
1,359	*	GenMark Diagnostics, Inc	16
1,497	*	Gentiva Health Services, Inc	18
1,923	*,e	Globus Medical, Inc	34
1,091	*	Greatbatch, Inc	37
395	*,e	Greenway Medical Technologies	8
2,338	*	Haemonetics Corp	93
1,683	*	Hanger Orthopedic Group, Inc	57
12,251		HCA Holdings, Inc	524
12,404	*	Health Management Associates, Inc (Class A)	159
3,620	*	Health Net, Inc	115
4,003		Healthsouth Corp	138
797	*	HealthStream, Inc	30
1,788	*	Healthways, Inc	33
752	*	HeartWare International, Inc	55
3,991	*	Henry Schein, Inc	414
2,734		Hill-Rom Holdings, Inc	98
3,657	*	HMS Holdings Corp	79
12,260	*	Hologic, Inc	253
7,211		Humana, Inc	673
604	*	ICU Medical, Inc	41
2,544	*,e	Idexx Laboratories, Inc	253
2,452	*	Insulet Corp	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,114	*	Integra LifeSciences Holdings Corp	$45
1,838	*	Intuitive Surgical, Inc	692
1,548		Invacare Corp	27
4,017	*	Inverness Medical Innovations, Inc	123
769	*	IPC The Hospitalist Co, Inc	39
2,539		Kindred Healthcare, Inc	34
4,251	*	Laboratory Corp of America Holdings	421
498		Landauer, Inc	26
735	*	LHC Group, Inc	17
2,226	*	LifePoint Hospitals, Inc	104
1,235	*	Magellan Health Services, Inc	74
1,958	*,e	MAKO Surgical Corp	58
2,657		Masimo Corp	71
10,376		McKesson Corp	1,331
2,778	*	MedAssets, Inc	71
655	*	Medical Action Industries, Inc	4
1,217	*	Medidata Solutions, Inc	120
46,054		Medtronic, Inc	2,452
2,504	*	Merge Healthcare, Inc	7
1,883	e	Meridian Bioscience, Inc	45
1,836	*	Merit Medical Systems, Inc	22
1,450	*	Molina Healthcare, Inc	52
620	*	MWI Veterinary Supply, Inc	93
516		National Healthcare Corp	24
357	*	National Research Corp	7
1,662	*	Natus Medical, Inc	24
1,044	*	Neogen Corp	63
4,406	*,e	Neoprobe Corp	12
2,136	*	NuVasive, Inc	52
2,725	*	NxStage Medical, Inc	36
4,802		Omnicare, Inc	266
1,729	*	Omnicell, Inc	41
2,901	*	OraSure Technologies, Inc	17
1,010	*	Orthofix International NV	21
2,906	e	Owens & Minor, Inc	101
4,009		Patterson Cos, Inc	161
2,303	*	Pediatrix Medical Group, Inc	231
1,348	*	PharMerica Corp	18
626	*,e	PhotoMedex, Inc	10
495	*	Providence Service Corp	14
1,960		Quality Systems, Inc	43
7,234	e	Quest Diagnostics, Inc	447
1,220	*,e	Quidel Corp	35
6,520	e	Resmed, Inc	344
490	*	Rochester Medical Corp	10
1,891	*,e	Rockwell Medical Technologies, Inc	22
3,216	*	RTI Biologics, Inc	12
2,500		Select Medical Holdings Corp	20
2,518	*	Sirona Dental Systems, Inc	169
973	*	Skilled Healthcare Group, Inc (Class A)	4
3,016	*	Solta Medical, Inc	6
1,958	*	Spectranetics Corp	33
12,746		St. Jude Medical, Inc	684
1,741	*	Staar Surgical Co	24
2,595		STERIS Corp	111
14,382		Stryker Corp	972
900	*	SurModics, Inc	21
1,974	*	Symmetry Medical, Inc	16
3,153	*	Team Health Holdings, Inc	120
1,197	*	TearLab Corp	13
1,782		Teleflex, Inc	147
4,726	*	Tenet Healthcare Corp	195
2,569	*	Thoratec Corp	96

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,214	*	Tornier BV	$23
463	*	Triple-S Management Corp (Class B)	8
3,641	*,e	Unilife Corp	12
46,313		UnitedHealth Group, Inc	3,316
1,661		Universal American Corp	13
4,061		Universal Health Services, Inc (Class B)	305
549		US Physical Therapy, Inc	17
149		Utah Medical Products, Inc	9
1,585	*	Vanguard Health Systems, Inc	33
4,964	*	Varian Medical Systems, Inc	371
937	*	Vascular Solutions, Inc	16
3,661	*	VCA Antech, Inc	101
960	*	Vocera Communications, Inc	18
2,758	*	Volcano Corp	66
1,994	*	WellCare Health Plans, Inc	139
13,751		WellPoint, Inc	1,150
1,786		West Pharmaceutical Services, Inc	73
2,200	*	Wright Medical Group, Inc	57
821	*	Zeltiq Aesthetics, Inc	7
7,709		Zimmer Holdings, Inc	633

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	38,634

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
19,842		Avon Products, Inc	409
1,891	*	Central Garden and Pet Co (Class A)	13
6,333		Church & Dwight Co, Inc	380
5,984		Clorox Co	489
42,477		Colgate-Palmolive Co	2,519
3,140	*	Coty, Inc	51
1,181	*	Elizabeth Arden, Inc	44
2,852		Energizer Holdings, Inc	260
10,601		Estee Lauder Cos (Class A)	741
867		Female Health Co	9
262	*	Harbinger Group, Inc	3
3,891	e	Herbalife Ltd	271
735		Inter Parfums, Inc	22
17,613		Kimberly-Clark Corp	1,659
5,295	*,e	Lifevantage Corp	13
721	*	Medifast, Inc	19
537		Nature’s Sunshine Products, Inc	10
2,633		Nu Skin Enterprises, Inc (Class A)	252
602		Nutraceutical International Corp	14
255		Oil-Dri Corp of America	9
289		Orchids Paper Products Co	8
2,523	*	Prestige Brands Holdings, Inc	76
125,652		Procter & Gamble Co	9,498
575	*	Revlon, Inc (Class A)	16
990		Spectrum Brands, Inc	65
5,814	*,e	Star Scientific, Inc	11
312	*,e	USANA Health Sciences, Inc	27
704		WD-40 Co	46

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,934

INSURANCE - 4.3%
15,518		ACE Ltd	1,452
21,004		Aflac, Inc	1,302
772	*	Alleghany Corp	316
1,767		Allied World Assurance Co Holdings Ltd	176
21,048		Allstate Corp	1,064
220	*	AMBAC Financial Group, Inc	4
3,620	e	American Equity Investment Life Holding Co	77
3,560		American Financial Group, Inc	192

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

67,403		American International Group, Inc	$3,278
355		American National Insurance Co	35
447	*	American Safety Insurance Holdings Ltd	14
915		Amerisafe, Inc	32
1,450	e	Amtrust Financial Services, Inc	57
14,152		Aon plc	1,053
6,213	*	Arch Capital Group Ltd	336
1,367		Argo Group International Holdings Ltd	59
5,795		Arthur J. Gallagher & Co	253
3,124		Aspen Insurance Holdings Ltd	113
3,641		Assurant, Inc	197
7,819		Assured Guaranty Ltd	147
4,657		Axis Capital Holdings Ltd	202
422		Baldwin & Lyons, Inc (Class B)	10
81,986	*	Berkshire Hathaway, Inc (Class B)	9,306
5,834		Brown & Brown, Inc	187
12,079		Chubb Corp	1,078
6,937		Cincinnati Financial Corp	327
2,162	*	Citizens, Inc (Class A)	19
1,391		CNA Financial Corp	53
11,225		Conseco, Inc	162
1,190		Crawford & Co (Class B)	12
406		Donegal Group, Inc (Class A)	6
309		Eastern Insurance Holdings, Inc	8
844	*	eHealth, Inc	27
168		EMC Insurance Group, Inc	5
1,647		Employers Holdings, Inc	49
1,980		Endurance Specialty Holdings Ltd	106
413	*	Enstar Group Ltd	56
1,205		Erie Indemnity Co (Class A)	87
2,291		Everest Re Group Ltd	333
441		FBL Financial Group, Inc (Class A)	20
10,562		Fidelity National Title Group, Inc (Class A)	281
4,970		First American Financial Corp	121
23,572	*	Genworth Financial, Inc (Class A)	301
1,299	*	Greenlight Capital Re Ltd (Class A)	37
368	*	Hallmark Financial Services	3
2,022		Hanover Insurance Group, Inc	112
20,670		Hartford Financial Services Group, Inc	643
4,524		HCC Insurance Holdings, Inc	198
290		HCI Group, Inc	12
2,683	*	Hilltop Holdings, Inc	50
1,816		Horace Mann Educators Corp	52
392		Independence Holding Co	6
632		Infinity Property & Casualty Corp	41
18		Investors Title Co	1
212		Kansas City Life Insurance Co	9
2,086		Kemper Corp	70
12,034		Lincoln National Corp	505
14,433		Loews Corp	675
2,294		Maiden Holdings Ltd	27
632	*	Markel Corp	327
25,244		Marsh & McLennan Cos, Inc	1,099
6,479	*	MBIA, Inc	66
2,307		Meadowbrook Insurance Group, Inc	15
1,373		Mercury General Corp	66
40,929		Metlife, Inc	1,922
2,117		Montpelier Re Holdings Ltd	55
224		National Interstate Corp	6
106		National Western Life Insurance Co (Class A)	21
470	*	Navigators Group, Inc	27
12,542		Old Republic International Corp	193
1,061		OneBeacon Insurance Group Ltd (Class A)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,740		PartnerRe Ltd	$251
272	*	Phoenix Cos, Inc	11
1,520		Platinum Underwriters Holdings Ltd	91
2,608		Primerica, Inc	105
13,440		Principal Financial Group	576
2,826		ProAssurance Corp	127
27,785		Progressive Corp	757
3,883		Protective Life Corp	165
21,252		Prudential Financial, Inc	1,657
3,326		Reinsurance Group of America, Inc (Class A)	223
2,166		RenaissanceRe Holdings Ltd	196
972		RLI Corp	85
678		Safety Insurance Group, Inc	36
2,700		Selective Insurance Group, Inc	66
2,034		Stancorp Financial Group, Inc	112
913		State Auto Financial Corp	19
1,090		Stewart Information Services Corp	35
3,790		Symetra Financial Corp	68
1,550	*	Third Point Reinsurance Ltd	22
4,327		Torchmark Corp	313
2,111		Tower Group International Ltd	15
16,975		Travelers Cos, Inc	1,439
417	*	United America Indemnity Ltd	11
1,337		United Fire & Casualty Co	41
1,340		Universal Insurance Holdings, Inc	9
12,588		UnumProvident Corp	383
4,375		Validus Holdings Ltd	162
5,001		W.R. Berkley Corp	214
283		White Mountains Insurance Group Ltd	161
13,437		XL Capital Ltd	414

		TOTAL INSURANCE	36,931

MATERIALS - 3.8%
1,430		A. Schulman, Inc	42
428	*	Advanced Emissions Solutions, Inc	18
226	*	AEP Industries, Inc	17
9,544		Air Products & Chemicals, Inc	1,017
2,996		Airgas, Inc	318
5,809	*,e	AK Steel Holding Corp	22
4,028		Albemarle Corp	253
48,991		Alcoa, Inc	398
5,011		Allegheny Technologies, Inc	153
4,499	*,e	Allied Nevada Gold Corp	19
1,252		AMCOL International Corp	41
94	*	American Pacific Corp	5
1,339		American Vanguard Corp	36
3,092		Aptargroup, Inc	186
970	*	Arabian American Development Co	9
3,647		Ashland, Inc	337
4,552		Avery Dennison Corp	198
3,223		Axiall Corp	122
1,365		Balchem Corp	71
6,811		Ball Corp	306
4,708		Bemis Co, Inc	184
2,317	*	Berry Plastics Group, Inc	46
559	*	Boise Cascade Co	15
4,633		Boise, Inc	58
986		Brush Engineered Materials, Inc	32
2,920		Cabot Corp	125
2,460	*	Calgon Carbon Corp	47
2,161		Carpenter Technology Corp	126
799	*	Castle (A.M.) & Co	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,145		Celanese Corp (Series A)	$377
2,103	*	Century Aluminum Co	17
2,714		CF Industries Holdings, Inc	572
340		Chase Corp	10
4,115	*	Chemtura	95
1,060	*	Clearwater Paper Corp	51
6,967	e	Cliffs Natural Resources, Inc	143
4,249	*	Coeur d’Alene Mines Corp	51
5,382		Commercial Metals Co	91
1,529		Compass Minerals International, Inc	117
6,593	*	Crown Holdings, Inc	279
1,920		Cytec Industries, Inc	156
507		Deltic Timber Corp	33
1,514		Domtar Corp	120
54,731		Dow Chemical Co	2,102
41,725		Du Pont (E.I.) de Nemours & Co	2,443
2,311		Eagle Materials, Inc	168
7,092		Eastman Chemical Co	552
12,009		Ecolab, Inc	1,186
3,191	*	Ferro Corp	29
2,562	*	Flotek Industries, Inc	59
6,234		FMC Corp	447
47,357		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,567
954		FutureFuel Corp	17
2,908	*,e	General Moly, Inc	5
2,058		Glatfelter	56
2,943		Globe Specialty Metals, Inc	45
1,426		Gold Resource Corp	9
9,370	*	Graphic Packaging Holding Co	80
1,531		Greif, Inc (Class A)	75
2,306		H.B. Fuller Co	104
459		Hawkins, Inc	17
501		Haynes International, Inc	23
3,320	*	Headwaters, Inc	30
14,157	e	Hecla Mining Co	44
2,056	*	Horsehead Holding Corp	26
8,503		Huntsman Corp	175
1,000		Innophos Holdings, Inc	53
1,128		Innospec, Inc	53
3,724		International Flavors & Fragrances, Inc	306
19,943		International Paper Co	893
2,641	e	Intrepid Potash, Inc	41
804		Kaiser Aluminum Corp	57
1,872		Kapstone Paper and Packaging Corp	80
329		KMG Chemicals, Inc	7
952		Koppers Holdings, Inc	41
1,610	*	Kraton Polymers LLC	31
1,114		Kronos Worldwide, Inc	17
1,289	*	Landec Corp	16
6,361	*	Louisiana-Pacific Corp	112
901	*	LSB Industries, Inc	30
18,492		LyondellBasell Industries AF S.C.A	1,354
2,108		Martin Marietta Materials, Inc	207
8,015		MeadWestvaco Corp	308
3,984	*,e	Midway Gold Corp	4
1,603		Minerals Technologies, Inc	79
3,569	*,e	Molycorp, Inc	23
24,182		Monsanto Co	2,524
13,763		Mosaic Co	592
1,307		Myers Industries, Inc	26
743		Neenah Paper, Inc	29
426		NewMarket Corp	123
22,710		Newmont Mining Corp	638

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,121		Noranda Aluminium Holding Corp	$3
14,897		Nucor Corp	730
3,679		Olin Corp	85
529		Olympic Steel, Inc	15
1,452	*	OM Group, Inc	49
2,250	*	Omnova Solutions, Inc	19
7,590	*	Owens-Illinois, Inc	228
4,498		Packaging Corp of America	257
5,999	*,e	Paramount Gold and Silver Corp	8
4,551		PolyOne Corp	140
6,532		PPG Industries, Inc	1,091
13,540		Praxair, Inc	1,628
610		Quaker Chemical Corp	45
3,513		Reliance Steel & Aluminum Co	257
11,466		Rentech, Inc	23
2,728	*,e	Resolute Forest Products	36
3,241		Rock-Tenn Co (Class A)	328
3,377		Rockwood Holdings, Inc	226
2,938		Royal Gold, Inc	143
6,079		RPM International, Inc	220
1,496	*	RTI International Metals, Inc	48
1,183		Schnitzer Steel Industries, Inc (Class A)	33
1,432		Schweitzer-Mauduit International, Inc	87
2,024		Scotts Miracle-Gro Co (Class A)	111
8,564		Sealed Air Corp	233
2,061		Sensient Technologies Corp	99
4,071		Sherwin-Williams Co	742
5,468		Sigma-Aldrich Corp	466
2,060		Silgan Holdings, Inc	97
4,578		Sonoco Products Co	178
7,399		Southern Copper Corp (NY)	202
10,230		Steel Dynamics, Inc	171
834		Stepan Co	48
5,644	*,e	Stillwater Mining Co	62
2,967	*	SunCoke Energy, Inc	50
3,933	*	Tahoe Resources, Inc	70
557	*	Taminco Corp	11
1,000	*,e	Texas Industries, Inc	66
1,164		Tredegar Corp	30
260	*	UFP Technologies, Inc	6
66	*	United States Lime & Minerals, Inc	4
6,590	e	United States Steel Corp	136
391	*	Universal Stainless & Alloy	13
482	*	US Concrete, Inc	10
910	e	US Silica Holdings Inc	23
4,083		Valspar Corp	259
5,949		Vulcan Materials Co	308
2,588	e	Walter Energy, Inc	36
2,354		Wausau Paper Corp	31
893		Westlake Chemical Corp	93
297	*	WHX Corp	7
2,539		Worthington Industries, Inc	87
3,473	*	WR Grace & Co	303
1,145		Zep, Inc	19
1,261	*	Zoltek Cos, Inc	21

		TOTAL MATERIALS	32,920

MEDIA - 3.9%
176		AH Belo Corp (Class A)	1
2,757	*	AMC Networks, Inc	189
4,724		Belo (A.H.) Corp (Class A)	65
10,225		Cablevision Systems Corp (Class A)	172

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

852	*	Carmike Cinemas, Inc	$19
28,098		CBS Corp (Class B)	1,550
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	18
2,939	*	Charter Communications, Inc	396
5,283		Cinemark Holdings, Inc	168
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	17
119,363		Comcast Corp (Class A)	5,389
1,802	*	Crown Media Holdings, Inc (Class A)	6
3,368	*,e	Cumulus Media, Inc (Class A)	18
764	*	Dex Media, Inc	6
1,322	*	Digital Generation, Inc	17
23,912	*	DIRECTV	1,429
11,137	*	Discovery Communications, Inc (Class A)	940
9,552		DISH Network Corp (Class A)	430
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	94
1,252	*	Entercom Communications Corp (Class A)	11
2,637		Entravision Communications Corp (Class A)	16
1,412	*	EW Scripps Co (Class A)	26
10,481		Gannett Co, Inc	281
629	*	Global Sources Ltd	5
1,978	*	Gray Television, Inc	16
2,075		Harte-Hanks, Inc	18
408	*,e	Hemisphere Media Group, Inc	5
19,644		Interpublic Group of Cos, Inc	337
1,843		John Wiley & Sons, Inc (Class A)	88
2,807	*	Journal Communications, Inc (Class A)	24
3,750	*	Lamar Advertising Co (Class A)	176
17,971	*	Liberty Global plc (Class A)	1,426
4,623	*	Liberty Media Corp	680
3,701	*	Lions Gate Entertainment Corp	130
7,613	*	Live Nation, Inc	141
546		Loral Space & Communications, Inc	37
2,794	*	Madison Square Garden, Inc	162
1,522		Martha Stewart Living Omnimedia, Inc (Class A)	4
3,219	*,e	McClatchy Co (Class A)	10
12,558		McGraw-Hill Cos, Inc	824
1,288		MDC Partners, Inc	36
939	*,e	Media General, Inc (Class A)	13
1,642		Meredith Corp	78
949		Morningstar, Inc	75
2,714		National CineMedia, Inc	51
6,951	*,e	New York Times Co (Class A)	87
22,752	*	News Corp	365
1,355		Nexstar Broadcasting Group, Inc (Class A)	60
11,764		Omnicom Group, Inc	746
490	*,e	ReachLocal, Inc	6
787	*	Reading International, Inc	5
4,340	e	Regal Entertainment Group (Class A)	82
475	*	Rentrak Corp	16
216		Saga Communications, Inc	10
1,212		Scholastic Corp	35
5,006		Scripps Networks Interactive (Class A)	391
2,960		Sinclair Broadcast Group, Inc (Class A)	99
141,453		Sirius XM Radio, Inc	547
5,113	*	Starz-Liberty Capital	144
17,108		Thomson Corp	599
13,325		Time Warner Cable, Inc	1,487
42,279		Time Warner, Inc	2,782
91,011		Twenty-First Century Fox, Inc	3,049
1,770	e	Valassis Communications, Inc	51
21,921		Viacom, Inc (Class B)	1,832
81,924		Walt Disney Co	5,284
170		Washington Post Co (Class B)	104
1,281	e	World Wrestling Entertainment, Inc (Class A)	13

		TOTAL MEDIA	33,388

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
71,894		AbbVie, Inc	$3,216
3,224	*,e	Acadia Pharmaceuticals, Inc	89
561	*,e	Accelerate Diagnostics, Inc	8
961	*	AcelRx Pharmaceuticals, Inc	10
4,428	*	Achillion Pharmaceuticals, Inc	13
1,860	*	Acorda Therapeutics, Inc	64
5,862	*	Actavis, Inc	844
1,318	*	Aegerion Pharmaceuticals, Inc	113
3,307	*	Affymetrix, Inc	20
15,782		Agilent Technologies, Inc	809
370	*	Agios Pharmaceuticals, Inc	10
2,860	*	Akorn, Inc	56
1,060	*	Albany Molecular Research, Inc	14
8,985	*	Alexion Pharmaceuticals, Inc	1,044
818	*	Alimera Sciences, Inc	3
5,915	*	Alkermes plc	199
13,569		Allergan, Inc	1,227
2,667	*	Alnylam Pharmaceuticals, Inc	171
1,109	*	AMAG Pharmaceuticals, Inc	24
34,076		Amgen, Inc	3,814
1,454	*,e	Amicus Therapeutics, Inc	3
1,022	*,e	Ampio Pharmaceuticals, Inc	8
1,178	*,e	Anacor Pharmaceuticals, Inc	12
9,609	*,e	Arena Pharmaceuticals, Inc	51
8,451	*	Ariad Pharmaceuticals, Inc	155
2,640	*	Arqule, Inc	6
5,359	*	Array Biopharma, Inc	33
4,424	*	Astex Pharmaceuticals	37
2,455	*	Auxilium Pharmaceuticals, Inc	45
6,354	*,e	AVANIR Pharmaceuticals, Inc	27
1,870	*,e	AVEO Pharmaceuticals, Inc	4
1,429	*,e	BioDelivery Sciences International, Inc	8
10,762	*	Biogen Idec, Inc	2,591
6,368	*	BioMarin Pharmaceuticals, Inc	460
935	*	Bio-Rad Laboratories, Inc (Class A)	110
1,108	*,e	Biotime, Inc	4
74,568		Bristol-Myers Squibb Co	3,451
5,008	*	Bruker BioSciences Corp	103
2,842	*	Cadence Pharmaceuticals, Inc	18
1,384	*	Cambrex Corp	18
18,915	*	Celgene Corp	2,912
4,964	*,e	Cell Therapeutics, Inc	8
3,687	*,e	Celldex Therapeutics, Inc	131
663	*	Cempra, Inc	8
3,195	*,e	Cepheid, Inc	125
2,363	*	Charles River Laboratories International, Inc	109
2,717	*	Chelsea Therapeutics International, Inc	8
1,103	*,e	ChemoCentryx, Inc	6
373	*	Chimerix, Inc	8
669	*	Clovis Oncology, Inc	41
1,326	*,e	Corcept Therapeutics, Inc	2
318	*	Cornerstone Therapeutics, Inc	3
992	*,e	Coronado Biosciences, Inc	7
2,467	*	Covance, Inc	213
3,018	*	Cubist Pharmaceuticals, Inc	192
3,574	*,e	Curis, Inc	16
1,140	*	Cytokinetics, Inc	9
2,389	*,e	Cytori Therapeutics, Inc	6
7,690	*,e	Dendreon Corp	23
2,984	*	Depomed, Inc	22
587	*,e	Durata Therapeutics, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,970	*	Dyax Corp	$34
5,402	*	Dynavax Technologies Corp	6
44,924		Eli Lilly & Co	2,261
1,234	*	Emergent Biosolutions, Inc	23
5,489	*	Endo Pharmaceuticals Holdings, Inc	249
1,449	*	Endocyte, Inc	19
2,632		Enzon Pharmaceuticals, Inc	4
270	*,e	Epizyme, Inc	11
2,928	*	Exact Sciences Corp	35
8,337	*,e	Exelixis, Inc	49
791	*,e	Fibrocell Science, Inc	3
989	*	Fluidigm Corp	22
12,210	*	Forest Laboratories, Inc	522
512	*	Furiex Pharmaceuticals Inc	23
3,544	*,e	Galena Biopharma, Inc	8
810	*	Genomic Health, Inc	25
6,445	*	Geron Corp	22
69,326	*	Gilead Sciences, Inc	4,356
3,942	*,e	Halozyme Therapeutics, Inc	44
1,104	*	Harvard Bioscience, Inc	6
458		Hi-Tech Pharmacal Co, Inc	20
1,073	*	Horizon Pharma, Inc	4
7,573	*	Hospira, Inc	297
400	*,e	Hyperion Therapeutics, Inc	10
3,653	*,e	Idenix Pharmaceuticals, Inc	19
5,845	*,e	Illumina, Inc	472
3,866	*,e	Immunogen, Inc	66
3,543	*,e	Immunomedics, Inc	22
3,148	*	Impax Laboratories, Inc	65
4,807	*,e	Incyte Corp	183
2,197	*	Infinity Pharmaceuticals, Inc	38
1,280	*,e	Insmed, Inc	20
287	*	Intercept Pharmaceuticals, Inc	20
3,671	*	InterMune, Inc	56
900	*	Intrexon Corp	21
4,298	*	Ironwood Pharmaceuticals, Inc	51
5,202	*,e	Isis Pharmaceuticals, Inc	195
2,378	*	Jazz Pharmaceuticals plc	219
128,179		Johnson & Johnson	11,112
3,747	*,e	Keryx Biopharmaceuticals, Inc	38
464	*,e	KYTHERA Biopharmaceuticals, Inc	21
832	*	Lannett Co, Inc	18
10,577	*	Lexicon Pharmaceuticals, Inc	25
7,883	*	Life Technologies Corp	590
925	*	Ligand Pharmaceuticals, Inc (Class B)	40
1,879	*	Luminex Corp	38
2,692	*	Mallinckrodt plc	119
6,779	*,e	MannKind Corp	39
2,495	*	Medicines Co	84
3,431	*	Medivation, Inc	206
137,446		Merck & Co, Inc	6,544
4,183	*,e	Merrimack Pharmaceuticals, Inc	16
1,402	*	Mettler-Toledo International, Inc	337
3,906	*,e	MiMedx Group, Inc	16
2,284	*	Momenta Pharmaceuticals, Inc	33
17,444	*	Mylan Laboratories, Inc	666
3,772	*,e	Myriad Genetics, Inc	89
1,925	*	Nanosphere, Inc	4
5,532	*	Nektar Therapeutics	58
1,429	*,e	NeoGenomics, Inc	4
3,256	*	Neurocrine Biosciences, Inc	37
629	*,e	NewLink Genetics Corp	12
6,093	*	Novavax, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,453	*	NPS Pharmaceuticals, Inc	$142
1,112	*,e	Omeros Corp	11
511	*	OncoGenex Pharmaceutical, Inc	5
3,332	*	Onyx Pharmaceuticals, Inc	415
6,523	*,e	Opko Health, Inc	57
2,242	*	Optimer Pharmaceuticals, Inc	28
4,355	*	Orexigen Therapeutics, Inc	27
807	*,e	Osiris Therapeutics, Inc	13
397	*	OvaScience, Inc	4
1,723	*	Pacific Biosciences of California, Inc	10
1,271	*,e	Pacira Pharmaceuticals, Inc	61
2,734	*	Parexel International Corp	137
5,815	e	PDL BioPharma, Inc	46
6,277	*,e	Peregrine Pharmaceuticals, Inc	9
5,182		PerkinElmer, Inc	196
4,034	e	Perrigo Co	498
306,577		Pfizer, Inc	8,802
2,681	*	Pharmacyclics, Inc	371
457	*	Portola Pharmaceuticals, Inc	12
1,425	*	Pozen, Inc	8
2,427	*	Progenics Pharmaceuticals, Inc	12
554	*	Prothena Corp plc	11
1,018	*	Puma Biotechnology, Inc	55
11,224	*	Qiagen N.V. (NASDAQ)	240
2,367	e	Questcor Pharmaceuticals, Inc	137
937	*	Quintiles Transnational Holdings, Inc	42
2,377	*,e	Raptor Pharmaceutical Corp	35
256	*	Receptos, Inc	7
3,668	*	Regeneron Pharmaceuticals, Inc	1,148
424	*,e	Regulus Therapeutics, Inc	4
1,493	*	Repligen Corp	17
714	*,e	Repros Therapeutics, Inc	19
3,471	*	Rigel Pharmaceuticals, Inc	12
747	*	Sagent Pharmaceuticals	15
3,014	*	Salix Pharmaceuticals Ltd	202
2,157	*,e	Sangamo Biosciences, Inc	23
2,562	*	Santarus, Inc	58
1,265	*,e	Sarepta Therapeutics, Inc	60
2,738	*	Sciclone Pharmaceuticals, Inc	14
4,705	*,e	Seattle Genetics, Inc	206
4,993	*,e	Sequenom, Inc	13
1,470	*,e	SIGA Technologies, Inc	6
2,652	e	Spectrum Pharmaceuticals, Inc	22
414	*	Stemline Therapeutics, Inc	19
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
1,424	*	Sunesis Pharmaceuticals, Inc	7
632	*,e	Supernus Pharmaceuticals, Inc	5
776	*	Synageva BioPharma Corp	49
3,578	*,e	Synergy Pharmaceuticals, Inc	16
1,821	*,e	Synta Pharmaceuticals Corp	11
1,257	*	Targacept, Inc	7
1,792		Techne Corp	143
603	*	TESARO, Inc	23
481	*	Tetraphase Pharmaceuticals, Inc	5
647	*	TG Therapeutics, Inc	3
3,604	*	TherapeuticsMD, Inc	11
3,349	*,e	Theravance, Inc	137
16,434		Thermo Electron Corp	1,514
2,098	*,e	Threshold Pharmaceuticals, Inc	10
2,129	*	United Therapeutics Corp	168
1,501	*	Vanda Pharmaceuticals, Inc	16
637	*	Verastem, Inc	8
10,133	*	Vertex Pharmaceuticals, Inc	768

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,055	*	Vical, Inc	$4
3,102	*	Viropharma, Inc	122
4,844	*,e	Vivus, Inc	45
11,488		Warner Chilcott plc	262
3,923	*	Waters Corp	417
1,508	*	Xenoport, Inc	9
3,261	*,e	XOMA Corp	15
2,912	*,e	ZIOPHARM Oncology, Inc	11
22,823		Zoetis Inc	710
3,161	*,e	Zogenix, Inc	6

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	70,146

REAL ESTATE - 3.4%
2,427		Acadia Realty Trust	60
755		AG Mortgage Investment Trust	13
505		Agree Realty Corp	15
1,979	*	Alexander & Baldwin, Inc	71
104		Alexander’s, Inc	30
3,234		Alexandria Real Estate Equities, Inc	206
1,154		Altisource Residential Corp	26
1,470		American Assets Trust,Inc	45
4,716		American Campus Communities, Inc	161
18,145		American Capital Agency Corp	410
1,755		American Capital Mortgage, Inc	35
2,840	*	American Homes 4 Rent	46
7,027	e	American Realty Capital Properties, Inc	86
617	*	American Residential Properties, Inc	11
18,108		American Tower Corp	1,342
800		AmREIT, Inc (Class B)	14
43,400		Annaly Capital Management, Inc	503
6,519		Anworth Mortgage Asset Corp	31
6,612		Apartment Investment & Management Co (Class A)	185
1,693		Apollo Commercial Real Estate Finance, Inc	26
378	e	Ares Commercial Real Estate Corp	5
719		Armada Hoffler Properties, Inc	7
17,114	*	ARMOUR Residential REIT, Inc	72
2,185		Ashford Hospitality Trust, Inc	27
2,311	e	Associated Estates Realty Corp	34
454	*	AV Homes, Inc	8
5,927		AvalonBay Communities, Inc	753
531		Aviv REIT, Inc	12
8,551		BioMed Realty Trust, Inc	159
6,942		Boston Properties, Inc	742
7,051		Brandywine Realty Trust	93
3,554		BRE Properties, Inc (Class A)	180
3,896		Camden Property Trust	239
2,582		Campus Crest Communities, Inc	28
4,070		Capital Lease Funding, Inc	35
4,568		Capstead Mortgage Corp	54
7,707		CBL & Associates Properties, Inc	147
12,793	*	CBRE Group, Inc	296
2,712		Cedar Shopping Centers, Inc	14
11,388	*,e	Chambers Street Properties	100
743		Chatham Lodging Trust	13
2,191		Chesapeake Lodging Trust	52
45,800		Chimera Investment Corp	139
4,044		Colonial Properties Trust	91
2,212		Colony Financial, Inc	44
267		Consolidated-Tomoka Land Co	10
958		Coresite Realty	32
3,770		Corporate Office Properties Trust	87
4,773		Cousins Properties, Inc	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,967		CubeSmart	$106
886		CyrusOne, Inc	17
6,587		CYS Investments, Inc	54
13,100		DCT Industrial Trust, Inc	94
12,000	e	DDR Corp	189
8,922		DiamondRock Hospitality Co	95
5,887	e	Digital Realty Trust, Inc	313
6,476		Douglas Emmett, Inc	152
14,712		Duke Realty Corp	227
2,984	e	DuPont Fabros Technology, Inc	77
2,653		Dynex Capital, Inc	23
1,377		EastGroup Properties, Inc	82
5,215		Education Realty Trust, Inc	47
282		Ellington Residential Mortgage REIT	4
2,373		Entertainment Properties Trust	116
3,812		Equity Lifestyle Properties, Inc	130
2,651		Equity One, Inc	58
16,472		Equity Residential	882
1,723		Essex Property Trust, Inc	254
2,196		Excel Trust, Inc	26
5,080		Extra Space Storage, Inc	232
3,147		Federal Realty Investment Trust	319
5,675	*	FelCor Lodging Trust, Inc	35
4,909		First Industrial Realty Trust, Inc	80
2,547		First Potomac Realty Trust	32
7,235	*	Forest City Enterprises, Inc (Class A)	137
1,790	*	Forestar Real Estate Group, Inc	39
4,124		Franklin Street Properties Corp	53
27,223		General Growth Properties, Inc	525
1,193		Getty Realty Corp	23
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	66
2,488		Government Properties Income Trust	60
2,207	*	Gramercy Property Trust, Inc	9
4,525		Hatteras Financial Corp	85
20,332		HCP, Inc	833
13,196		Health Care REIT, Inc	823
4,129		Healthcare Realty Trust, Inc	95
4,480	e	Healthcare Trust of America, Inc	47
9,247		Hersha Hospitality Trust	52
3,786		Highwoods Properties, Inc	134
2,366		Home Properties, Inc	137
6,635		Hospitality Properties Trust	188
34,098		Host Marriott Corp	602
1,731	*	Howard Hughes Corp	194
5,339		HRPT Properties Trust	117
1,893		Hudson Pacific Properties	37
4,699		Inland Real Estate Corp	48
6,118		Invesco Mortgage Capital, Inc	94
4,600		Investors Real Estate Trust	38
4,086	*	iStar Financial, Inc	49
890	*	JAVELIN Mortgage Investment Corp	11
2,081		Jones Lang LaSalle, Inc	182
1,790		Kennedy-Wilson Holdings, Inc	33
3,459		Kilroy Realty Corp	173
19,265		Kimco Realty Corp	389
3,606		Kite Realty Group Trust	21
4,298		LaSalle Hotel Properties	123
7,518	e	Lexington Corporate Properties Trust	84
5,246	e	Liberty Property Trust	187
1,589		LTC Properties, Inc	60
6,407		Macerich Co	362
4,214		Mack-Cali Realty Corp	92

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,583	*	Maguire Properties, Inc	$8
6,789		Medical Properties Trust, Inc	83
16,597		MFA Mortgage Investments, Inc	124
1,993		Mid-America Apartment Communities, Inc	125
2,597		Monmouth Real Estate Investment Corp (Class A)	24
1,100		National Health Investors, Inc	63
5,524		National Retail Properties, Inc	176
11,619		New Residential Investment Corp	77
1,618	e	New York Mortgage Trust, Inc	10
8,819		NorthStar Realty Finance Corp	82
5,328		Omega Healthcare Investors, Inc	159
567		One Liberty Properties, Inc	11
1,685		Parkway Properties, Inc	30
2,708		Pebblebrook Hotel Trust	78
3,002		Pennsylvania REIT	56
2,341		Pennymac Mortgage Investment Trust	53
8,573		Piedmont Office Realty Trust, Inc	149
7,839		Plum Creek Timber Co, Inc	367
2,497		Post Properties, Inc	112
2,094		Potlatch Corp	83
22,284		Prologis, Inc	838
903		PS Business Parks, Inc	67
6,526		Public Storage, Inc	1,048
2,773		RAIT Investment Trust	20
2,750		Ramco-Gershenson Properties	42
5,944		Rayonier, Inc	331
5,466	*	Realogy Holdings Corp	235
8,997	e	Realty Income Corp	358
3,754		Redwood Trust, Inc	74
4,546		Regency Centers Corp	220
5,774		Resource Capital Corp	34
2,782		Retail Opportunities Investment Corp	38
5,469	e	Retail Properties of America, Inc	75
5,656		RLJ Lodging Trust	133
1,067	e	Rouse Properties, Inc	22
1,532		Ryman Hospitality Properties	53
1,780		Sabra Healthcare REIT, Inc	41
330		Saul Centers, Inc	15
786		Select Income REIT	20
8,612		Senior Housing Properties Trust	201
704	e	Silver Bay Realty Trust Corp	11
14,262		Simon Property Group, Inc	2,114
4,148		SL Green Realty Corp	368
1,406		Sovran Self Storage, Inc	106
17,735		Spirit Realty Capital, Inc	163
3,037	*,e	St. Joe Co	60
1,930		STAG Industrial, Inc	39
7,622		Starwood Property Trust, Inc	183
8,376	*	Strategic Hotels & Resorts, Inc	73
3,003		Summit Hotel Properties, Inc	28
1,647		Sun Communities, Inc	70
7,277		Sunstone Hotel Investors, Inc	93
4,466		Tanger Factory Outlet Centers, Inc	146
2,937		Taubman Centers, Inc	198
790	*	Tejon Ranch Co	24
540		Terreno Realty Corp	10
1,552		Thomas Properties Group, Inc	10
16,078		Two Harbors Investment Corp	156
11,759		UDR, Inc	279
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	24
1,407		Urstadt Biddle Properties, Inc (Class A)	28
13,398		Ventas, Inc	824

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,538		Vornado Realty Trust	$718
3,060		Washington REIT	77
5,688		Weingarten Realty Investors	167
560	e	Western Asset Mortgage Capital Corp	9
25,220		Weyerhaeuser Co	722
490		Whitestone REIT	7
1,412		Winthrop Realty Trust	16
2,631		WP Carey, Inc	170

		TOTAL REAL ESTATE	29,326

RETAILING - 4.5%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	6
3,462		Aaron’s, Inc	96
3,583		Abercrombie & Fitch Co (Class A)	127
3,368		Advance Auto Parts, Inc	278
3,935	*	Aeropostale, Inc	37
16,836	*	Amazon.com, Inc	5,264
8,838		American Eagle Outfitters, Inc	124
367	*	America’s Car-Mart, Inc	17
2,149	*	Ann Taylor Stores Corp	78
1,365	*	Asbury Automotive Group, Inc	73
5,511	*	Ascena Retail Group, Inc	110
857	*	Audiovox Corp (Class A)	12
2,213	*	Autonation, Inc	115
1,624	*	AutoZone, Inc	687
1,708	*,e	Barnes & Noble, Inc	22
1,533		Bebe Stores, Inc	9
10,060	*	Bed Bath & Beyond, Inc	778
12,487		Best Buy Co, Inc	468
824		Big 5 Sporting Goods Corp	13
2,673	*	Big Lots, Inc	99
645	*	Blue Nile, Inc	26
578	*	Body Central Corp	4
447	e	Bon-Ton Stores, Inc	5
1,976		Brown Shoe Co, Inc	46
1,313	e	Buckle, Inc	71
2,171	*	Cabela’s, Inc	137
10,278	*	Carmax, Inc	498
966		Cato Corp (Class A)	27
7,426		Chico’s FAS, Inc	124
1,035	*	Children’s Place Retail Stores, Inc	60
1,400	*	Christopher & Banks Corp	10
836	*	Citi Trends, Inc	15
1,025	*,e	Conn’s, Inc	51
527		Core-Mark Holding Co, Inc	35
2,858	e	CST Brands, Inc	85
632		Destination Maternity Corp	20
2,260	*	Destination XL Group, Inc	15
4,508		Dick’s Sporting Goods, Inc	241
1,232		Dillard’s, Inc (Class A)	96
14,898	*	Dollar General Corp	841
10,336	*	Dollar Tree, Inc	591
1,596		DSW, Inc (Class A)	136
4,882		Expedia, Inc	253
4,341	*	Express Parent LLC	102
4,415		Family Dollar Stores, Inc	318
2,244		Finish Line, Inc (Class A)	56
1,207	*	Five Below, Inc	53
6,890		Foot Locker, Inc	234
2,024	*,e	Francesca’s Holdings Corp	38
1,790		Fred’s, Inc (Class A)	28
5,448		GameStop Corp (Class A)	270

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,777		Gap, Inc	$515
1,189	*	Genesco, Inc	78
7,196		Genuine Parts Co	582
4,406		GNC Holdings, Inc	241
410		Gordmans Stores, Inc	5
1,038		Group 1 Automotive, Inc	81
18,747	*	Groupon, Inc	210
2,720		Guess?, Inc	81
983		Haverty Furniture Cos, Inc	24
626	*	HHgregg, Inc	11
1,197	*,e	Hibbett Sports, Inc	67
66,444		Home Depot, Inc	5,040
2,580	*,e	HomeAway, Inc	72
1,648		HSN, Inc	88
7,757	*,e	JC Penney Co, Inc	68
1,273	*,e	JOS A Bank Clothiers, Inc	56
705	*	Kirkland’s, Inc	13
10,160		Kohl’s Corp	526
10,941		L Brands, Inc	669
24,269	*	Liberty Media Holding Corp (Interactive A)	570
1,684	*	Liberty Ventures	148
1,015		Lithia Motors, Inc (Class A)	74
13,758	*	LKQ Corp	438
49,290		Lowe’s Companies, Inc	2,347
1,262	*,e	Lumber Liquidators, Inc	135
17,562		Macy’s, Inc	760
1,129	*	MarineMax, Inc	14
534	*,e	Mattress Firm Holding Corp	17
2,308		Men’s Wearhouse, Inc	79
1,383	e	Monro Muffler, Inc	64
2,193	*	Murphy USA, Inc	89
2,301	*	NetFlix, Inc	711
888	*	New York & Co, Inc	5
6,641		Nordstrom, Inc	373
1,665		Nutri/System, Inc	24
10,992	*,e	Office Depot, Inc	53
3,821		OfficeMax, Inc	49
1,309	*,e	Orbitz Worldwide, Inc	13
5,080	*	O’Reilly Automotive, Inc	648
567	*	Overstock.com, Inc	17
1,931		Penske Auto Group, Inc	83
2,583	*	PEP Boys - Manny Moe & Jack	32
1,182		PetMed Express, Inc	19
4,720		Petsmart, Inc	360
4,307		Pier 1 Imports, Inc	84
2,360	*	Priceline.com, Inc	2,386
5,358	*,e	RadioShack Corp	18
2,636		Rent-A-Center, Inc	100
809	*	Restoration Hardware Holdings, Inc	51
290	*	RetailMeNot, Inc	10
10,068		Ross Stores, Inc	733
679	*	Rue21, Inc	27
4,759	*,e	Saks, Inc	76
7,565	*	Sally Beauty Holdings, Inc	198
1,774	*,e	Sears Holdings Corp	106
55	*	Sears Hometown and Outlet Stores, Inc	2
2,535	*	Select Comfort Corp	62
775		Shoe Carnival, Inc	21
1,725	*	Shutterfly, Inc	96
3,767		Signet Jewelers Ltd	270
1,782		Sonic Automotive, Inc (Class A)	42
1,474	e	Stage Stores, Inc	28
30,802		Staples, Inc	451

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,440		Stein Mart, Inc	$20
461		Systemax, Inc	4
29,045		Target Corp	1,858
5,110		Tiffany & Co	392
834	*	Tile Shop Holdings, Inc	25
432	*	Tilly’s, Inc	6
32,528		TJX Companies, Inc	1,834
6,536		Tractor Supply Co	439
5,137	*	TripAdvisor, Inc	390
1,789	*	Tuesday Morning Corp	27
2,921		Ulta Salon Cosmetics & Fragrance, Inc	349
4,798	*	Urban Outfitters, Inc	176
1,789	*	Valuevision International, Inc (Class A)	8
1,052	*	Vitacost.com, Inc	9
1,434	*	Vitamin Shoppe, Inc	63
640	*	West Marine, Inc	8
5,043	*	Wet Seal, Inc (Class A)	20
1,736	*	WEX, Inc	152
4,468		Williams-Sonoma, Inc	251
133		Winmark Corp	10
1,336	*	Zale Corp	20
1,062	*	Zumiez, Inc	29

		TOTAL RETAILING	39,299

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
1,955	*	Advanced Energy Industries, Inc	34
27,659	*,e	Advanced Micro Devices, Inc	105
844	*	Alpha & Omega Semiconductor Ltd	7
14,650		Altera Corp	544
834	*	Ambarella, Inc	16
2,929	*,e	Amkor Technology, Inc	13
3,097	*	Anadigics, Inc	6
13,788		Analog Devices, Inc	649
55,002		Applied Materials, Inc	965
2,350	*	Applied Micro Circuits Corp	30
19,968	*	Atmel Corp	149
1,604	*	ATMI, Inc	43
11,265		Avago Technologies Ltd	486
5,359	*	Axcelis Technologies, Inc	11
25,584		Broadcom Corp (Class A)	665
3,308		Brooks Automation, Inc	31
1,066		Cabot Microelectronics Corp	41
2,349	*	Cavium Networks, Inc	97
1,137	*	Ceva, Inc	20
2,833	*,e	Cirrus Logic, Inc	64
1,302		Cohu, Inc	14
5,075	*	Cree, Inc	305
6,863		Cypress Semiconductor Corp	64
1,810	*	Diodes, Inc	44
1,224	*	DSP Group, Inc	9
6,714	*	Entegris, Inc	68
4,315	*	Entropic Communications, Inc	19
2,381	*	Exar Corp	32
5,825	*	Fairchild Semiconductor International, Inc	81
2,736	*	First Solar, Inc	110
2,618	*	Formfactor, Inc	18
2,583	*	Freescale Semiconductor Holdings Ltd	43
1,030	*	GSI Technology, Inc	7
5,512	*,e	GT Solar International, Inc	47
1,461	*	Hittite Microwave Corp	95
1,024	*	Inphi Corp	14
6,477	*	Integrated Device Technology, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,216	*	Integrated Silicon Solution, Inc	$13
226,093		Intel Corp	5,182
643	*	Intermolecular, Inc	4
3,305	*	International Rectifier Corp	82
6,580		Intersil Corp (Class A)	74
1,231		IXYS Corp	12
7,603		Kla-Tencor Corp	463
3,559	*	Kopin Corp	14
7,445	*	Lam Research Corp	381
5,950	*	Lattice Semiconductor Corp	27
10,654		Linear Technology Corp	423
25,784		LSI Logic Corp	202
2,408	*	LTX-Credence Corp	16
282	*	MA-COM Technology Solutions	5
18,058		Marvell Technology Group Ltd	208
13,341		Maxim Integrated Products, Inc	398
1,067	*	MaxLinear, Inc	9
2,455		Micrel, Inc	22
9,026	e	Microchip Technology, Inc	364
47,149	*	Micron Technology, Inc	824
4,299	*	Microsemi Corp	104
1,664	*,e	Mindspeed Technologies, Inc	5
2,438		MKS Instruments, Inc	65
1,520		Monolithic Power Systems, Inc	46
1,391	*	MoSys, Inc	5
1,014	*	Nanometrics, Inc	16
1,019	*	NeoPhotonics Corp Ltd	8
258	*	NVE Corp	13
26,490		Nvidia Corp	412
2,460	*	Omnivision Technologies, Inc	38
20,679	*	ON Semiconductor Corp	151
1,181	*	PDF Solutions, Inc	25
1,211	*,e	Peregrine Semiconductor Corp	11
1,447	*	Pericom Semiconductor Corp	11
2,703	*	Photronics, Inc	21
1,628	*	PLX Technology, Inc	10
9,550	*	PMC - Sierra, Inc	63
1,292		Power Integrations, Inc	70
5,356	*	Rambus, Inc	50
12,804	*	RF Micro Devices, Inc	72
782	*,e	Rubicon Technology, Inc	9
1,464	*	Rudolph Technologies, Inc	17
3,192	*	Semtech Corp	96
1,525	*	Sigma Designs, Inc	8
4,055	*	Silicon Image, Inc	22
1,948	*	Silicon Laboratories, Inc	83
8,726	*	Skyworks Solutions, Inc	217
2,245	*	Spansion, Inc	23
10,399	*	SunEdison, Inc	83
1,881	*,e	SunPower Corp	49
493		Supertex, Inc	12
8,744	*	Teradyne, Inc	144
2,606		Tessera Technologies, Inc	50
50,182		Texas Instruments, Inc	2,021
7,513	*	Triquint Semiconductor, Inc	61
928	*	Ultra Clean Holdings	6
1,279	*	Ultratech, Inc	39
1,796	*	Veeco Instruments, Inc	67
1,235	*	Volterra Semiconductor Corp	28
12,090		Xilinx, Inc	567

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,528

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 10.0%
2,523	*	Accelrys, Inc	$25
29,098		Accenture plc	2,143
1,829	*	ACI Worldwide, Inc	99
2,363	*	Active Network, Inc	34
19,562		Activision Blizzard, Inc	326
2,448	*	Actuate Corp	18
3,023	*	Acxiom Corp	86
23,041	*	Adobe Systems, Inc	1,197
1,562		Advent Software, Inc	50
7,870	*	Akamai Technologies, Inc	407
2,276	*,e	Alliance Data Systems Corp	481
7,726		Amdocs Ltd	283
764		American Software, Inc (Class A)	6
1,936	*,e	Angie’s List, Inc	44
4,300	*	Ansys, Inc	372
3,546		AOL, Inc	123
4,286	*	Aspen Technology, Inc	148
10,341	*	Autodesk, Inc	426
22,217		Automatic Data Processing, Inc	1,608
911	*,e	AVG Technologies NV	22
2,248	*,e	Bankrate, Inc	46
2,221	*,e	Bazaarvoice, Inc	20
1,884		Blackbaud, Inc	74
516	*,e	Blackhawk Network Holdings, Inc	12
2,003	*	Blucora, Inc	46
1,405		Booz Allen Hamilton Holding Co	27
1,713	*	Bottomline Technologies, Inc	48
1,247	*	Brightcove, Inc	14
5,554		Broadridge Financial Solutions, Inc	176
1,345	*	BroadSoft, Inc	48
15,216		CA, Inc	451
1,058	*	CACI International, Inc (Class A)	73
13,010	*	Cadence Design Systems, Inc	176
1,555	*	Callidus Software, Inc	14
540	*	Carbonite, Inc	8
2,159	*	Cardtronics, Inc	80
480		Cass Information Systems, Inc	26
246	*	ChannelAdvisor Corp	9
3,700	*	Ciber, Inc	12
8,610	*	Citrix Systems, Inc	608
13,812	*	Cognizant Technology Solutions Corp (Class A)	1,134
2,159	*	Commvault Systems, Inc	190
6,876		Computer Sciences Corp	356
760		Computer Task Group, Inc	12
9,466		Compuware Corp	106
1,622	*	comScore, Inc	47
1,059	*	Comverse, Inc	34
2,134	*,e	Concur Technologies, Inc	236
1,503	*	Constant Contact, Inc	36
5,243		Convergys Corp	98
1,851	*	Cornerstone OnDemand, Inc	95
1,288	*	CoStar Group, Inc	216
1,795		CSG Systems International, Inc	45
331	*,e	Cyan, Inc	3
2,053	*	DealerTrack Holdings, Inc	88
1,448	*,e	Demand Media, Inc	9
662	*	Demandware, Inc	31
1,843	*	Dice Holdings, Inc	16
1,607	*	Digital River, Inc	29
335		DMRC Corp	7
1,549		DST Systems, Inc	117
664	*	E2open, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,694		Earthlink, Inc	$23
59,422	*	eBay, Inc	3,315
316	*	eGain Corp	5
14,001	*	Electronic Arts, Inc	358
1,070	*	Ellie Mae, Inc	34
993	*	Envestnet, Inc	31
939	*	EPAM Systems, Inc	32
1,587		EPIQ Systems, Inc	21
206		ePlus, Inc	11
2,259	*	Equinix, Inc	415
2,184	*	Euronet Worldwide, Inc	87
1,354		EVERTEC, Inc	30
1,501	*	ExlService Holdings, Inc	43
78,002	*	Facebook, Inc	3,919
2,009	e	Factset Research Systems, Inc	219
1,607		Fair Isaac Corp	89
13,216		Fidelity National Information Services, Inc	614
4,265	*	First American Corp	115
6,073	*	Fiserv, Inc	614
3,111	*	FleetCor Technologies, Inc	343
751	*	FleetMatics Group plc	28
573		Forrester Research, Inc	21
6,352	*	Fortinet, Inc	129
4,427	*	Gartner, Inc	266
7,713		Genpact Ltd	146
510	*	Gigamon, Inc	20
2,712	*	Global Cash Access, Inc	21
983	*	Global Eagle Entertainment, Inc	9
3,638		Global Payments, Inc	186
2,157	*,e	Glu Mobile, Inc	6
12,308	*	Google, Inc (Class A)	10,781
680	*	Guidance Software, Inc	6
1,834	*	Guidewire Software, Inc	86
1,547		Hackett Group, Inc	11
1,893	e	Heartland Payment Systems, Inc	75
1,560	*	Higher One Holdings, Inc	12
3,483		IAC/InterActiveCorp	190
1,449	*	iGate Corp	40
894	*	Imperva, Inc	38
2,288	*	Infoblox, Inc	96
4,979	*	Informatica Corp	194
766	*	Interactive Intelligence, Inc	49
3,256	*	Internap Network Services Corp	23
47,669		International Business Machines Corp	8,827
13,594		Intuit, Inc	901
2,215	e	j2 Global, Inc	110
3,917		Jack Henry & Associates, Inc	202
1,823	*	Jive Software, Inc	23
1,403	*	Knot, Inc	18
3,345	*	Leidos Holdings, Inc	152
4,002		Lender Processing Services, Inc	133
3,363	*	Limelight Networks, Inc	6
4,447	*	LinkedIn Corp	1,094
3,304	*	Lionbridge Technologies	12
1,143	*,e	Liquidity Services, Inc	38
2,686	*	Liveperson, Inc	25
1,024	*	LogMeIn, Inc	32
716	*	magicJack VocalTec Ltd	9
887	*	Manhattan Associates, Inc	85
1,171	e	Mantech International Corp (Class A)	34
1,311		Marchex, Inc (Class B)	10
397	*	Marin Software, Inc	5
335	*	Marketo, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,351		Mastercard, Inc (Class A)	$3,600
3,118		MAXIMUS, Inc	140
4,392		Mentor Graphics Corp	103
3,548	*,e	Micros Systems, Inc	177
381,020		Microsoft Corp	12,692
425	*	MicroStrategy, Inc (Class A)	44
1,497	*,e	Millennial Media, Inc	11
704	*,e	Mitek Systems, Inc	4
304	*,e	Model N, Inc	3
2,352	*	ModusLink Global Solutions, Inc	6
1,065	*	MoneyGram International, Inc	21
1,800		Monotype Imaging Holdings, Inc	52
5,128	*	Monster Worldwide, Inc	23
1,046	*	Move, Inc	18
1,792	*	Netscout Systems, Inc	46
1,600	*	NetSuite, Inc	173
2,998	*	NeuStar, Inc (Class A)	148
2,981		NIC, Inc	69
11,833	*	Nuance Communications, Inc	221
1,047	*	OpenTable, Inc	73
161,505		Oracle Corp	5,357
5,911	*,e	Pandora Media, Inc	149
14,848		Paychex, Inc	603
792		Pegasystems, Inc	31
1,536	*	Perficient, Inc	28
2,014	*	Planet Payment, Inc	5
958	*	PRG-Schultz International, Inc	6
2,541	*	Progress Software Corp	66
985	*	Proofpoint, Inc	32
1,099	*	PROS Holdings, Inc	38
5,492	*	PTC, Inc	156
400		QAD, Inc (Class A)	5
3,971	*	QLIK Technologies, Inc	136
700	*	Qualys, Inc	15
1,192	*	QuinStreet, Inc	11
5,171	*	Rackspace Hosting, Inc	273
325	*	Rally Software Development Corp	10
1,085	*	RealNetworks, Inc	9
2,115	*	RealPage, Inc	49
8,690	*	Red Hat, Inc	401
393	*	Reis, Inc	6
1,734	*	Responsys, Inc	29
560	*	Rosetta Stone, Inc	9
4,739	*	Rovi Corp	91
27,010	*	Salesforce.com, Inc	1,402
594		Sapiens International Corp NV	4
5,190	*	Sapient Corp	81
1,911	*	Science Applications International Corp	64
1,059	*	Sciquest, Inc	24
1,446	*	Seachange International, Inc	17
3,587	*	ServiceNow, Inc	186
2,827	*	ServiceSource International LLC	34
341	*,e	Shutterstock, Inc	25
256	*,e	Silver Spring Networks, Inc	4
2,993	*	SolarWinds, Inc	105
3,154		Solera Holdings, Inc	167
1,445	*	Sourcefire, Inc	110
738	*	Spark Networks, Inc	6
4,690	*	Splunk, Inc	282
690	*	SPS Commerce, Inc	46
2,660	*	SS&C Technologies Holdings, Inc	101
595	*	Stamps.com, Inc	27
2,697	*	SupportSoft, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,911	*	Sykes Enterprises, Inc	$34
31,895		Symantec Corp	789
1,334	*	Synchronoss Technologies, Inc	51
7,043	*	Synopsys, Inc	265
744		Syntel, Inc	60
1,633	*	TA Indigo Holding Corp	14
431	*	Tableau Software, Inc	31
3,743	*	Take-Two Interactive Software, Inc	68
1,464	*	Tangoe, Inc	35
598	*	TechTarget, Inc	3
834	*	TeleNav, Inc	5
922	*	TeleTech Holdings, Inc	23
7,640	*	Teradata Corp	424
7,528	*	TIBCO Software, Inc	193
5,735	*	TiVo, Inc	71
7,492		Total System Services, Inc	220
285	*	Travelzoo, Inc	8
1,274	*	Trulia, Inc	60
1,414	*	Tyler Technologies, Inc	124
1,265	*	Ultimate Software Group, Inc	186
2,160	*	Unisys Corp	54
4,557		United Online, Inc	36
4,640	*	Unwired Planet, Inc	8
3,507	*,e	Valueclick, Inc	73
3,993	*	Vantiv, Inc	112
1,577	*	Vasco Data Security International	12
5,078	*	VeriFone Systems, Inc	116
2,204	*	Verint Systems, Inc	82
6,533	*	VeriSign, Inc	332
2,063	*,e	VirnetX Holding Corp	42
924	*	Virtusa Corp	27
23,753		Visa, Inc (Class A)	4,539
1,503	*	VistaPrint Ltd	85
3,910	*	VMware, Inc (Class A)	316
792	*	Vocus, Inc	7
2,387	*,e	Vringo, Inc	7
1,600	*	WebMD Health Corp (Class A)	46
1,887	*	Website Pros, Inc	61
26,169		Western Union Co	488
1,695	*	Workday, Inc	137
320	*	Xoom Corp	10
40,512	*	Yahoo!, Inc	1,343
1,351	*	Yelp, Inc	89
948	*	Zillow, Inc	80
3,311	*	Zix Corp	16
26,749	*	Zynga, Inc	98

		TOTAL SOFTWARE & SERVICES	85,983

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
4,609	*,e	3D Systems Corp	249
2,898		Adtran, Inc	77
1,059	*	Agilysys, Inc	13
548	e	Alliance Fiber Optic Products, Inc	11
7,323		Amphenol Corp (Class A)	567
640	*	Anaren, Inc	16
1,193		Anixter International, Inc	105
42,851		Apple, Inc	20,429
5,392	*	ARRIS Group, Inc	92
4,601	*	Arrow Electronics, Inc	223
5,242	*	Aruba Networks, Inc	87
308	*	Audience, Inc	3
1,355	*	Avid Technology, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,101		Avnet, Inc	$254
1,276		AVX Corp	17
995	*	AX Holding Corp	7
653		Badger Meter, Inc	30
674		Bel Fuse, Inc (Class B)	12
2,021		Belden CDT, Inc	129
2,053	*	Benchmark Electronics, Inc	47
755		Black Box Corp	23
20,361	*	Brocade Communications Systems, Inc	164
1,369	*	CalAmp Corp	24
1,907	*	Calix Networks, Inc	24
1,150	*	CDW Corp	26
1,874	*	Checkpoint Systems, Inc	31
4,653	*	Ciena Corp	116
243,233		Cisco Systems, Inc	5,696
4,198		Cognex Corp	132
1,087		Coherent, Inc	67
784		Comtech Telecommunications Corp	19
66,174		Corning, Inc	966
1,943	*	Cray, Inc	47
1,679		CTS Corp	27
2,087		Daktronics, Inc	23
708	*	Datalink Corp	10
57,362		Dell, Inc	790
2,915		Diebold, Inc	86
1,490	*	Digi International, Inc	15
2,076	e	Dolby Laboratories, Inc (Class A)	72
1,102	*	DTS, Inc	23
1,847	*	EchoStar Corp (Class A)	81
1,000		Electro Rent Corp	18
1,074		Electro Scientific Industries, Inc	13
2,122	*	Electronics for Imaging, Inc	67
95,223		EMC Corp	2,434
3,637	*	Emulex Corp	28
4,537	*	Extreme Networks, Inc	24
3,611	*	F5 Networks, Inc	310
1,202	*	Fabrinet	20
851	*	FARO Technologies, Inc	36
1,763		FEI Co	155
4,415	*	Finisar Corp	100
6,501		Flir Systems, Inc	204
3,454	*,e	Fusion-io, Inc	46
1,197	*	Globecomm Systems, Inc	17
1,328	*	GSI Group, Inc	13
5,307	*	Harmonic, Inc	41
5,023		Harris Corp	298
3,340	*	Harris Stratex Networks, Inc (Class A)	9
88,074		Hewlett-Packard Co	1,848
658	*	Hutchinson Technology, Inc	2
1,552	*	Imation Corp	6
1,305	*	Immersion Corp	17
5,305	*,e	Infinera Corp	60
7,086	*	Ingram Micro, Inc (Class A)	163
1,984	*	Insight Enterprises, Inc	38
1,861		InterDigital, Inc	69
2,619	*,e	InvenSense, Inc	46
1,522	e	IPG Photonics Corp	86
1,761	*	Itron, Inc	75
2,593	*	Ixia	41
8,999		Jabil Circuit, Inc	195
10,901	*	JDS Uniphase Corp	160
23,184	*	Juniper Networks, Inc	460
2,177	*	Kemet Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

758	*	KVH Industries, Inc	$10
2,911	e	Lexmark International, Inc (Class A)	96
1,051		Littelfuse, Inc	82
1,385	*	Maxwell Technologies, Inc	13
742	*	Measurement Specialties, Inc	40
1,540	*	Mercury Computer Systems, Inc	15
126		Mesa Laboratories, Inc	9
1,672		Methode Electronics, Inc	47
6,361		Molex, Inc	245
11,089		Motorola, Inc	658
731		MTS Systems Corp	47
555	*	Multi-Fineline Electronix, Inc	9
4,414		National Instruments Corp	137
7,533	*	NCR Corp	298
1,120	*,e	Neonode, Inc	7
15,303		NetApp, Inc	652
1,861	*	Netgear, Inc	57
1,913	*	Newport Corp	30
496	*	Numerex Corp	5
897	*	Oplink Communications, Inc	17
970	*	OSI Systems, Inc	72
1,517	*	Palo Alto Networks, Inc	70
1,164		Park Electrochemical Corp	33
3,576	*,e	Parkervision, Inc	12
430		PC Connection, Inc	7
850		PC-Tel, Inc	8
2,022		Plantronics, Inc	93
1,613	*	Plexus Corp	60
8,061	*	Polycom, Inc	88
950	*,e	Procera Networks, Inc	15
4,059	*	QLogic Corp	44
78,593		Qualcomm, Inc	5,294
11,444	*	Quantum Corp	16
1,782	*	Rackable Systems, Inc	29
1,200	*	Radisys Corp	4
1,970	*,e	RealD, Inc	14
717		Richardson Electronics Ltd	8
7,292	*	Riverbed Technology, Inc	106
1,445	*	Rofin-Sinar Technologies, Inc	35
790	*	Rogers Corp	47
1,995	*	Ruckus Wireless, Inc	34
11,140		SanDisk Corp	663
3,808	*	Sanmina Corp	67
1,187	*	Scansource, Inc	41
2,605	*	ShoreTel, Inc	16
11,025	*	Sonus Networks, Inc	37
1,764	*	Speed Commerce, Inc	6
1,453	*,e	Stratasys Ltd	147
1,355	*	Super Micro Computer, Inc	18
2,360	*	Symmetricom, Inc	11
1,420	*	Synaptics, Inc	63
872	*	SYNNEX Corp	54
1,618	*	Tech Data Corp	81
17,269		Tellabs, Inc	39
247		Tessco Technologies, Inc	8
11,800	*	Trimble Navigation Ltd	351
2,608	*	TTM Technologies, Inc	25
484		Ubiquiti Networks, Inc	16
432	*,e	Uni-Pixel, Inc	8
1,939	*,e	Universal Display Corp	62
1,815	*	Viasat, Inc	116
128	*	Viasystems Group, Inc	2
5,324	*	Vishay Intertechnology, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

654	*	Vishay Precision Group, Inc	$10
2,690	*	Westell Technologies, Inc	9
9,677		Western Digital Corp	614
56,234		Xerox Corp	579
2,314	*	Zebra Technologies Corp (Class A)	105
777	*	Zygo Corp	12

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	49,738

TELECOMMUNICATION SERVICES - 2.2%
3,067	*	8x8, Inc	31
245,031		AT&T, Inc	8,287
490		Atlantic Tele-Network, Inc	26
769	*,e	Boingo Wireless, Inc	5
1,035	*	Cbeyond Communications, Inc	7
27,886		CenturyTel, Inc	875
10,048	*	Cincinnati Bell, Inc	27
2,196		Cogent Communications Group, Inc	71
1,753	e	Consolidated Communications Holdings, Inc	30
13,453	*	Crown Castle International Corp	983
1,092	*,e	Fairpoint Communications, Inc	10
45,641	e	Frontier Communications Corp	190
1,464	*	General Communication, Inc (Class A)	14
460	*	Hawaiian Telcom Holdco, Inc	12
705		HickoryTech Corp	8
609		IDT Corp (Class B)	11
2,355	*	inContact, Inc	20
1,751		Inteliquent, Inc	17
886	*	Intelsat S.A.	21
2,990	*,e	Iridium Communications, Inc	21
2,267	*	Leap Wireless International, Inc	36
7,503	*	Level 3 Communications, Inc	200
757		Lumos Networks Corp	16
7,870	*,e	NII Holdings, Inc (Class B)	48
757		NTELOS Holdings Corp	14
1,760	*	Orbcomm, Inc	9
2,509	*	Premiere Global Services, Inc	25
586		Primus Telecommunications Group, Inc	2
5,889	*	SBA Communications Corp (Class A)	474
1,093		Shenandoah Telecom Co	26
38,022	*	Sprint Corp	236
304	*	Straight Path Communications, Inc	2
4,484		Telephone & Data Systems, Inc	133
7,019		T-Mobile US, Inc	182
1,746	*,e	Towerstream Corp	5
6,812	*	tw telecom inc (Class A)	203
580		US Cellular Corp	26
1,177		USA Mobility, Inc	17
131,014		Verizon Communications, Inc	6,113
7,062	*	Vonage Holdings Corp	22
27,433	e	Windstream Holdings, Inc	220

		TOTAL TELECOMMUNICATION SERVICES	18,675

TRANSPORTATION - 2.0%
2,669	*	Air Transport Services Group, Inc	20
3,132		Alaska Air Group, Inc	196
683		Allegiant Travel Co	72
337		Amerco, Inc	62
1,342		Arkansas Best Corp	35
1,180	*	Atlas Air Worldwide Holdings, Inc	54
4,667	*	Avis Budget Group, Inc	135
988	*	Celadon Group, Inc	18
7,359		CH Robinson Worldwide, Inc	438

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,582		Con-Way, Inc	$111
1,521		Copa Holdings S.A. (Class A)	211
45,962		CSX Corp	1,183
39,238		Delta Air Lines, Inc	926
812	*	Echo Global Logistics, Inc	17
9,458		Expeditors International of Washington, Inc	417
14,309		FedEx Corp	1,633
1,381		Forward Air Corp	56
1,945	*	Genesee & Wyoming, Inc (Class A)	181
2,405	*,e	Hawaiian Holdings, Inc	18
2,109		Heartland Express, Inc	30
15,489	*	Hertz Global Holdings, Inc	343
1,702	*	Hub Group, Inc (Class A)	67
374		International Shipholding Corp	10
4,019		J.B. Hunt Transport Services, Inc	293
9,209	*,e	JetBlue Airways Corp	61
5,044		Kansas City Southern Industries, Inc	552
2,596	*	Kirby Corp	225
3,018		Knight Transportation, Inc	50
2,283		Landstar System, Inc	128
348		Marten Transport Ltd	6
1,942		Matson, Inc	51
14,524		Norfolk Southern Corp	1,123
3,307	*	Old Dominion Freight Line	152
2,338	*	Pacer International, Inc	15
421	*	Park-Ohio Holdings Corp	16
309	*	Patriot Transportation Holding, Inc	11
748	*	Quality Distribution, Inc	7
2,007	*	Republic Airways Holdings, Inc	24
437	*	Roadrunner Transportation Services Holdings, Inc	12
2,384		Ryder System, Inc	142
1,350	*	Saia, Inc	42
2,348		Skywest, Inc	34
33,061		Southwest Airlines Co	481
2,757	*	Spirit Airlines, Inc	95
3,842	*	Swift Transportation Co, Inc	78
15,475	*	UAL Corp	475
21,195		Union Pacific Corp	3,292
33,166		United Parcel Service, Inc (Class B)	3,030
200		Universal Truckload Services, Inc	5
7,760	*	US Airways Group, Inc	147
5,030		UTI Worldwide, Inc	76
2,203	e	Werner Enterprises, Inc	51
1,842	*	Wesco Aircraft Holdings, Inc	39
842	*,e	XPO Logistics, Inc	18
440	*,e	YRC Worldwide, Inc	7

		TOTAL TRANSPORTATION	16,971

UTILITIES - 3.2%
28,400		AES Corp	377
5,415		AGL Resources, Inc	249
1,847		Allete, Inc	89
5,073		Alliant Energy Corp	251
11,106		Ameren Corp	387
22,257		American Electric Power Co, Inc	965
1,754		American States Water Co	48
8,035		American Water Works Co, Inc	332
8,326		Aqua America, Inc	206
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	24
4,152		Atmos Energy Corp	177
2,754		Avista Corp	73
2,076		Black Hills Corp	104

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,026		California Water Service Group	$41
18,074	*	Calpine Corp	351
19,622		Centerpoint Energy, Inc	470
447		Chesapeake Utilities Corp	23
2,716		Cleco Corp	122
11,966		CMS Energy Corp	315
518		Connecticut Water Service, Inc	17
13,409		Consolidated Edison, Inc	739
892		Consolidated Water Co, Inc	13
339		Delta Natural Gas Co, Inc	7
26,449		Dominion Resources, Inc	1,653
7,903		DTE Energy Co	521
32,312		Duke Energy Corp	2,158
4,582	*,e	Dynegy, Inc	89
14,756		Edison International	680
1,646		El Paso Electric Co	55
1,683		Empire District Electric Co	36
8,067		Entergy Corp	510
39,195		Exelon Corp	1,162
19,153		FirstEnergy Corp	698
609	*	Genie Energy Ltd	6
6,564		Great Plains Energy, Inc	146
4,806	e	Hawaiian Electric Industries, Inc	121
2,116		Idacorp, Inc	102
3,620		Integrys Energy Group, Inc	202
2,302		ITC Holdings Corp	216
1,419		Laclede Group, Inc	64
8,599		MDU Resources Group, Inc	241
1,053		MGE Energy, Inc	57
813		Middlesex Water Co	17
3,367		National Fuel Gas Co	232
2,008		New Jersey Resources Corp	88
19,386		NextEra Energy, Inc	1,554
13,919		NiSource, Inc	430
14,416		Northeast Utilities	595
1,299		Northwest Natural Gas Co	55
1,761		NorthWestern Corp	79
14,767		NRG Energy, Inc	404
1,290	*	NRG Yield, Inc	39
10,662		NV Energy, Inc	252
9,084		OGE Energy Corp	328
9,618		Oneok, Inc	513
919	e	Ormat Technologies, Inc	25
1,825		Otter Tail Corp	50
11,070		Pepco Holdings, Inc	204
20,132		PG&E Corp	824
3,487		Piedmont Natural Gas Co, Inc	115
5,024		Pinnacle West Capital Corp	275
3,642		PNM Resources, Inc	82
3,464		Portland General Electric Co	98
29,068		PPL Corp	883
23,269		Public Service Enterprise Group, Inc	766
549	*,e	Pure Cycle Corp	3
8,301		Questar Corp	187
6,317		SCANA Corp	291
11,116		Sempra Energy	952
678		SJW Corp	19
1,513		South Jersey Industries, Inc	89
39,982		Southern Co	1,646
2,114		Southwest Gas Corp	106
9,973		TECO Energy, Inc	165
5,211		UGI Corp	204
2,315		UIL Holdings Corp	86

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

597		Unitil Corp	$17
1,902		UNS Energy Corp	89
3,907		Vectren Corp	130
5,819	e	Westar Energy, Inc	178
2,373		WGL Holdings, Inc	101
10,478		Wisconsin Energy Corp	423
22,717		Xcel Energy, Inc	627
672		York Water Co	13

		TOTAL UTILITIES	27,339

		TOTAL COMMON STOCKS (Cost $491,061)	864,864

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
559	e	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	*,m	Clinical Data, Inc	1
244	*,m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

REAL ESTATE - 0.0%
116		Tejon Ranch Co	0	^

		TOTAL REAL ESTATE	0	^

SOFTWARE & SERVICES - 0.0%
1,221	*,m	Gerber Scientific, Inc	0	^

		TOTAL SOFTWARE & SERVICES	0	^

		TOTAL RIGHTS / WARRANTS (Cost $1)	1

SHORT-TERM INVESTMENTS - 2.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
24,737,650	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	24,738

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	24,738

		TOTAL SHORT-TERM INVESTMENTS	24,738

		(Cost $24,738)
		TOTAL INVESTMENTS - 103.1%	889,603
		(Cost $515,800)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%	(26,655)

		NET ASSETS - 100.0%	$862,948

Abbreviation(s):

REIT   Real Estate Investment Trust

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,017,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2013, there were no material transfers between levels by the Account.

As of September 30, 2013, with the exception of three immaterial equity securities, all of the other investments in the Account were valued based on Level 1 inputs.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2013, the Account held the following open futures contracts (dollar amounts in thousands):

Future	Number of Contracts	Settlement Value	Expiration Date	Unrealized Gain (Loss)
CME E-mini S&P 500 Index	4	$335	December 2013	$(4)

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $373,803,000 consisting of gross unrealized appreciation of $420,169,000 and gross unrealized depreciation of $(46,366,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: November 20, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer,
Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer